Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Apr. 01, 2016
Registrant Name	dei_EntityRegistrantName	Cavanal Hill Funds
Central Index Key	dei_EntityCentralIndexKey	0000864508
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	chf
Document Creation Date	dei_DocumentCreationDate	Apr. 01, 2016
Document Effective Date	dei_DocumentEffectiveDate	Apr. 01, 2016
Prospectus Date	rr_ProspectusDate	Apr. 01, 2016
U.S. Treasury Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	U.S. TREASURY FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek current income with liquidity and stability of principal.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment): None
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment).
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

To pursue its objective, under normal circumstances, the Fund invests at least 99.5% of its assets in cash, U.S. Treasury Obligations or repurchase agreements collateralized by U.S. Treasury Obligations. The Fund also invests at least total of its net assets in U.S. Treasury Obligations or repurchase agreements collateralized by U.S. Treasury Obligations. These polices will not be changed without at least 60 days prior notice to shareholders. As a money market fund, the dollar-weighted average portfolio maturity of the Fund will not exceed 60 days and the dollar-weighted average portfolio life cannot exceed 120 days.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration

To pursue its objective, under normal circumstances, the Fund invests at least 99.5% of its assets in cash, U.S. Treasury Obligations or repurchase agreements collateralized by U.S. Treasury Obligations.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Funds, beyond what is disclosed in the footnote under the “Annual Fund Operating Expenses” table, and you should not expect that the sponsor will provide additional financial support to the Fund at any time. In addition, the principal risks of investing in the Fund, which could adversely affect the Fund’s net asset value, yield or total return are (in alphabetical order):

•	Income Risk — The Fund’s yield may decrease due to a decline in interest rates.

•	Interest Rate Risk — The value of the Fund’s interest-bearing investments may decline due to an increase in interest rates. In general, the longer a security’s maturity, the greater the interest rate risk. The Fund’s yield may decrease due to a decline in interest rates.

•	Liquidity Risk — Certain securities may be difficult or impossible to sell at the time and the price that would normally prevail in the market.

•	Management Risk — There is no guarantee that the investment techniques and risk analyses used by the Fund’s portfolio managers will produce the desired results.

•	Market Risk — The market value of a security may move up and down, sometimes rapidly and unpredictably.

•	Redemption Risk — The risk that heavy redemptions could cause the Fund to liquidate its assets at inopportune times or at a loss or depressed value, particularly during periods of declining or illiquid markets, and that could affect the fund’s ability to maintain a $1.00 share price. Redemption risk is greater to the extent that the fund has investors with large shareholdings, short investment horizons or unpredictable cash flow needs. The redemption by one or more large shareholders of their holdings in the fund could cause the remaining shareholders in the fund to lose money.

•	Regulatory Risk — Change in laws or regulations may materially affect a security, business, sector or market. Regulatory risk also includes the risk associated with federal and state laws which may restrict the remedies that a lender has when a borrower defaults on loans.

To the extent that the Fund makes investments with additional risks, those risks could increase volatility or reduce performance. The Fund may trade securities actively, which could increase its transaction costs (thus lowering performance) and may increase the amount of taxes that you pay.

For more information about these risks, please refer to the section titled “Investment Practices and Risks” in the Fund’s prospectus.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund	Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and the performance table below illustrate some of the risks and return volatility of an investment in the Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual returns for 1, 5 and 10 years. The Fund’s past performance does not necessarily indicate how the Fund will perform in the future. Updated performance information may be obtained on the Fund’s website www.cavanalhillfunds.com or by calling 1-800-762-7085.

This bar chart shows changes in the Fund’s performance from year to year[1]. The returns for Service, Institutional, Select and Premier Shares will differ from the returns for Administrative Shares (which are shown in the bar chart) because of differences in the expenses of each class. The performance of the Administrative Class Shares before January 2, 2007 is based on the performance of the retail shares of the Fund. The Fund was reorganized on January 2, 2007 when the Institutional U.S. Treasury Fund transferred all of its assets and liabilities to the Fund. The expenses of the retail shares of the Fund were substantially similar to those of the Administrative Class Shares of the Fund.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns

The bar chart and the performance table below illustrate some of the risks and return volatility of an investment in the Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual returns for 1, 5 and 10 years.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-762-7085
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.cavanalhillfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance does not necessarily indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns for Administrative Shares and predecessor (Periods Ended 12/31)
Annual Return 2006	rr_AnnualReturn2006	4.32%
Annual Return 2007	rr_AnnualReturn2007	4.28%
Annual Return 2008	rr_AnnualReturn2008	1.06%
Annual Return 2009	rr_AnnualReturn2009	0.05%
Annual Return 2010	rr_AnnualReturn2010	0.10%
Annual Return 2011	rr_AnnualReturn2011	0.01%
Annual Return 2012	rr_AnnualReturn2012	0.01%
Annual Return 2013	rr_AnnualReturn2013	none
Annual Return 2014	rr_AnnualReturn2014	none
Annual Return 2015	rr_AnnualReturn2015	none
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock	The performance information shown above is based on a calendar year.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best quarter:	Worst quarter:
4Q 2006	3Q 2014
1.16%	0.00%

This table shows the Fund’s average annual total returns for periods ended December 31, 2015. The performance of the Administrative Class Shares before January 2, 2007 is based on the performance of the retail shares of the Fund. The Fund was reorganized on January 2, 2007, when the Institutional U.S. Treasury Fund transferred all of its assets and liabilities to the Fund. Service and Institutional Class Shares commenced operations on January 2, 2007. The performance shown for periods prior to January 2, 2007 is that of the retail shares of the Fund. The Select and Premier Class Shares have not commenced operations as of the date of this prospectus. In each case, when predecessor information is used, performance has not been adjusted to reflect the differences in fees and other expenses between classes. The shares would have substantially similar performance because shares are invested in the same portfolio of securities and the performance would have differed only to the extent that the classes have different expenses.

Year to Date Return, Label	rr_YearToDateReturnLabel	Year to Year Return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Dec. 31, 2015
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	none
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2006
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.16%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2014
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	none
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for Administrative, Service and Institutional Shares and predecessors. (Periods Ended 12/31/2015)
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

Yield

The 7-day yield for the period ended 12/31/15 was 0.00% for Administrative Shares; 0.00% for Service Shares; and 0.00% for Institutional Shares. The Select Shares and Premier Shares have not commenced operations as of the date of this prospectus.

You may obtain the most current yield information for the Fund by calling (800) 762-7085.

Money Market Seven Day Yield, Caption [Text]	rr_MoneyMarketSevenDayYieldCaption	Yield
Money Market Seven Day Yield Column [Text]	rr_MoneyMarketSevenDayYieldColumnName	The 7-day yield for the period ended 12/31/15 was 0.01% for Administrative Shares; 0.01% for Service Shares; and 0.01% for Institutional Shares.
Money Market Seven Day Yield Phone	rr_MoneyMarketSevenDayYieldPhone
(800) 762-7085.

U.S. Treasury Fund | Administrative Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	APGXX
Management Fees	rr_ManagementFeesOverAssets	0.15%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.39%
Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	0.25%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.79%
Less Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[1]
Total Annual Fund Operating Expenses After Fee Waivers	rr_NetExpensesOverAssets	0.69%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 70
3 Years	rr_ExpenseExampleYear03	242
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	429
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 969
1 Year	rr_AverageAnnualReturnYear01	none
5 Years	rr_AverageAnnualReturnYear05	none
10 Years	rr_AverageAnnualReturnYear10	0.97%
U.S. Treasury Fund | Service Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	APJXX
Management Fees	rr_ManagementFeesOverAssets	0.15%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.39%
Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	0.25%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.79%
Less Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.40%)	[1]
Total Annual Fund Operating Expenses After Fee Waivers	rr_NetExpensesOverAssets	0.39%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 40
3 Years	rr_ExpenseExampleYear03	212
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	399
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 941
1 Year	rr_AverageAnnualReturnYear01	none
5 Years	rr_AverageAnnualReturnYear05	none
10 Years	rr_AverageAnnualReturnYear10	1.02%
U.S. Treasury Fund | Institutional Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	APKXX
Management Fees	rr_ManagementFeesOverAssets	0.15%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_Component2OtherExpensesOverAssets	0.39%
Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	0.25%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.54%
Less Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.27%)	[1]
Total Annual Fund Operating Expenses After Fee Waivers	rr_NetExpensesOverAssets	0.27%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 28
3 Years	rr_ExpenseExampleYear03	146
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	275
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 651
1 Year	rr_AverageAnnualReturnYear01	none
5 Years	rr_AverageAnnualReturnYear05	none
10 Years	rr_AverageAnnualReturnYear10	1.05%
U.S. Treasury Fund | Select Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees	rr_ManagementFeesOverAssets	0.15%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_Component2OtherExpensesOverAssets	0.39%
Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	0.25%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.54%
Less Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.35%)	[1]
Total Annual Fund Operating Expenses After Fee Waivers	rr_NetExpensesOverAssets	0.19%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 19
3 Years	rr_ExpenseExampleYear03	138
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	267
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 643
U.S. Treasury Fund | Premier Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees	rr_ManagementFeesOverAssets	0.15%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.39%
Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	0.25%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.04%
Less Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.80%)	[1]
Total Annual Fund Operating Expenses After Fee Waivers	rr_NetExpensesOverAssets	0.24%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 25
3 Years	rr_ExpenseExampleYear03	251
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	496
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,198
GOVERNMENT SECURITIES MONEY MARKET FUND
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	GOVERNMENT SECURITIES MONEY MARKET FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek current income with liquidity and stability of principal.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment): None
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment).
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

To pursue its objective, under normal circumstances, the Fund invests at least 99.5% of its total assets in Cash, U.S. Government Securities or repurchase agreements collateralized by U.S. Government Securities. The Fund also invests at least 80% of its net assets in U.S. Government Securities or repurchase agreements collateralized by U.S. Government Securities. These polices will not be changed without at least 60 days prior notice to shareholders.

The dollar-weighted average portfolio maturity of the Fund will not exceed 60 days and the dollar-weighted average portfolio life cannot exceed 120 days.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration

To pursue its objective, under normal circumstances, the Fund invests at least 99.5% of its total assets in Cash, U.S. Government Securities or repurchase agreements collateralized by U.S. Government Securities.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Funds, beyond what is disclosed in the footnote under the “Annual Fund Operating Expenses” table, and you should not expect that the sponsor will provide additional financial support to the Fund at any time. In addition, the principal risks of investing in the Fund, which could adversely affect the Fund’s net asset value, yield or total return are (in alphabetical order):

•	Income Risk — The Fund’s yield may decrease due to a decline in interest rates.

•	Interest Rate Risk — The value of the Fund’s interest-bearing investments may decline due to an increase in interest rates. In general, the longer a security’s maturity, the greater the interest rate risk. The Fund’s yield may decrease due to a decline in interest rates.

•	Liquidity Risk — Certain securities may be difficult or impossible to sell at the time and the price that would normally prevail in the market.

•	Management Risk — There is no guarantee that the investment techniques and risk analyses used by the Fund’s portfolio managers will produce the desired results.

•	Market Risk — The market value of a security may move up and down, sometimes rapidly and unpredictably.

•	Redemption Risk — The risk that heavy redemptions could cause the Fund to liquidate its assets at inopportune times or at a loss or depressed value, particularly during periods of declining or illiquid markets, and that could affect the fund’s ability to maintain a $1.00 share price. Redemption risk is greater to the extent that the fund has investors with large shareholdings, short investment horizons or unpredictable cash flow needs. The redemption by one or more large shareholders of their holdings in the fund could cause the remaining shareholders in the fund to lose money.

•	Regulatory Risk — Change in laws or regulations may materially affect a security, business, sector or market. Regulatory risk also includes the risk associated with federal and state laws which may restrict the remedies that a lender has when a borrower defaults on loans.

To the extent that the Fund makes investments with additional risks, those risks could increase volatility or reduce performance. The Fund may trade securities actively, which could increase its transaction costs (thus lowering performance) and may increase the amount of taxes that you pay.

For more information about these risks, please refer to the section titled “Investment Practices and Risks” in the Fund’s prospectus.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund	Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and the performance table below illustrate some of the risks and return volatility of an investment in the Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual returns for 1, 5 and 10 years. The Fund’s past performance does not necessarily indicate how the Fund will perform in the future. Updated performance information may be obtained on the Fund’s website www.cavanalhillfunds.com or by calling 1-800-762-7085.

This bar chart shows changes in the Fund’s performance from year to year[1]. The returns for Institutional, Select and Premier Shares will differ from the returns for Administrative Shares (which are shown in the bar chart) because of differences in the expenses of each class. The performance of the Administrative Class Shares before January 2, 2007 is based on the performance of the retail shares of the Fund. The Fund was reorganized on January 2, 2007 when the Institutional Cash Management Fund transferred all of its assets and liabilities to the Fund. The Fund changed its name from the Cash Management Fund to the Government Securities Money Market Fund in April, 2016. The expenses of the retail shares of the Fund were substantially similar to those of the Administrative Class Shares of the Fund.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns

The bar chart and the performance table below illustrate some of the risks and return volatility of an investment in the Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual returns for 1, 5 and 10 years.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-762-7085
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.cavanalhillfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance does not necessarily indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns for Administrative Shares and predecessor (Periods Ended 12/31)
Annual Return 2006	rr_AnnualReturn2006	4.53%
Annual Return 2007	rr_AnnualReturn2007	4.73%
Annual Return 2008	rr_AnnualReturn2008	1.86%
Annual Return 2009	rr_AnnualReturn2009	0.11%
Annual Return 2010	rr_AnnualReturn2010	0.10%
Annual Return 2011	rr_AnnualReturn2011	0.01%
Annual Return 2012	rr_AnnualReturn2012	0.01%
Annual Return 2013	rr_AnnualReturn2013	0.01%
Annual Return 2014	rr_AnnualReturn2014	0.01%
Annual Return 2015	rr_AnnualReturn2015	0.01%
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock	The performance information shown above is based on a calendar year.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best quarter:	Worst quarter:
4Q 2006	4Q 2011
1.20%	0.00%

This table shows the Fund’s average annual total returns for periods ended December 31, 2015. The performance of the Administrative Class before January 2, 2007 is based on the performance of the retail shares of the Fund. The Fund was reorganized on January 2, 2007, when the Institutional Cash Management Fund transferred all of its assets and liabilities to the Fund and Institutional Class Shares commenced operations. The Fund changed its name from the Cash Management Fund to the Government Securities Money Market Fund in April, 2016. The Premier Class Shares commenced operations on September 17, 2012. The performance shown for periods prior to January 2, 2007 is that of the retail shares of the Fund. The Select Class Shares have not commenced operations as of the date of this prospectus. The performance shown for Premier Class Shares for periods prior to September 17, 2012 is that of the Administrative Class Shares. In each case, when predecessor information is used, performance has not been adjusted to reflect the differences in fees and other expenses between classes. The shares would have substantially similar performance because shares are invested in the same portfolio of securities and the performance would have differed only to the extent that the classes have different expenses.

Year to Date Return, Label	rr_YearToDateReturnLabel	Year to Year Return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Dec. 31, 2015
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	none
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2006
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.20%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	none
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for Administrative, Service and Institutional Shares and predecessors. (Periods Ended 12/31/2015)
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

Yield

The 7-day yield for the period ended 12/31/15 was 0.01% for Administrative Shares; 0.01% for Institutional Shares; and 0.02% for Premier Shares. The Select Shares have not commenced operations as of the date of this prospectus.

You may obtain the most current yield information for the Fund by calling (800) 762-7085.

Money Market Seven Day Yield, Caption [Text]	rr_MoneyMarketSevenDayYieldCaption	Yield
Money Market Seven Day Yield Column [Text]	rr_MoneyMarketSevenDayYieldColumnName	The 7-day yield for the period ended 12/31/15 was 0.01% for Administrative Shares; 0.01% for Institutional Shares; and 0.02% for Premier Shares.
Money Market Seven Day Yield Phone	rr_MoneyMarketSevenDayYieldPhone
(800) 762-7085.

GOVERNMENT SECURITIES MONEY MARKET FUND | Administrative Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	APCXX
Management Fees	rr_ManagementFeesOverAssets	0.15%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.39%
Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	0.25%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.79%
Less Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.23%)	[2]
Total Annual Fund Operating Expenses After Fee Waivers	rr_NetExpensesOverAssets	0.56%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 57
3 Years	rr_ExpenseExampleYear03	229
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	416
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 956
1 Year	rr_AverageAnnualReturnYear01	0.01%
5 Years	rr_AverageAnnualReturnYear05	0.01%
10 Years	rr_AverageAnnualReturnYear10	1.12%
GOVERNMENT SECURITIES MONEY MARKET FUND | Institutional Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	APHXX
Management Fees	rr_ManagementFeesOverAssets	0.15%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_Component2OtherExpensesOverAssets	0.39%
Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	0.25%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.54%
Less Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.27%)	[2]
Total Annual Fund Operating Expenses After Fee Waivers	rr_NetExpensesOverAssets	0.27%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 28
3 Years	rr_ExpenseExampleYear03	146
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	275
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 651
1 Year	rr_AverageAnnualReturnYear01	0.01%
5 Years	rr_AverageAnnualReturnYear05	0.01%
10 Years	rr_AverageAnnualReturnYear10	1.21%
GOVERNMENT SECURITIES MONEY MARKET FUND | Select Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees	rr_ManagementFeesOverAssets	0.15%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_Component2OtherExpensesOverAssets	0.39%
Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	0.25%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.54%
Less Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.35%)	[2]
Total Annual Fund Operating Expenses After Fee Waivers	rr_NetExpensesOverAssets	0.19%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 19
3 Years	rr_ExpenseExampleYear03	138
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	267
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 643
GOVERNMENT SECURITIES MONEY MARKET FUND | Premier Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	APPXX
Management Fees	rr_ManagementFeesOverAssets	0.15%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.39%
Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	0.25%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.04%
Less Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.80%)	[2]
Total Annual Fund Operating Expenses After Fee Waivers	rr_NetExpensesOverAssets	0.24%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 25
3 Years	rr_ExpenseExampleYear03	251
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	496
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,198
1 Year	rr_AverageAnnualReturnYear01	0.01%
5 Years	rr_AverageAnnualReturnYear05	0.01%
10 Years	rr_AverageAnnualReturnYear10	1.12%
Tax-Free Money Market Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	TAX-FREE MONEY MARKET FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek high current income exempt from federal income tax.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment): None
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment).
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

As a fundamental policy, the Fund invests at least 80% of its assets in short-term municipal securities that provide income that is exempt from federal income tax and is not a tax preference item (which could result in alternative tax) for purposes of the federal alternative minimum tax under normal circumstances. Short-term municipal securities are debt obligations, such as bonds and notes, issued by or on behalf of states, territories and possessions of the United States, the District of Columbia and other political subdivisions, agencies, instrumentalities and authorities, which generally have remaining maturities of one year or less. Municipal securities purchased by the Fund may also include rated and unrated variable and floating rate tax-exempt notes which may have a stated maturity in excess of one year but which will be subject to a feature permitting the Fund to demand payment within a year. The Fund may also invest in the securities of money market mutual funds that invest primarily in obligations exempt from federal income tax.

When selecting securities for the Fund’s portfolio, the portfolio manager first considers safety of principal and the quality of an investment. The portfolio manager then focuses on generating a high level of income. The portfolio manager generally evaluates investments based on interest rate sensitivity selecting those securities whose maturities fit the Fund’s interest rate sensitivity target and that the portfolio manager believes to be the best relative values. The dollar-weighted average portfolio maturity of the Fund will not exceed 60 days and the dollar-weighted average portfolio life cannot exceed 120 days.

The Fund may invest in certain other short-term debt securities in addition to those described above. The Fund may invest up to 20% of its assets in obligations, the interest on which is either subject to federal income tax or treated as a preference item for purposes of the federal alternative minimum tax (“Taxable Obligations”). Taxable Obligations may include obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities (some of which may be subject to repurchase agreements), certificates of deposit and bankers’ acceptances of selected banks, and commercial paper.

The Fund will invest only in those municipal securities and other obligations that are considered by the portfolio manager to present minimal credit risks. In addition, investments will be limited to those obligations that, at the time of purchase, (i) possess one of the two highest short-term ratings from a nationally recognized statistical rating organization (“NRSRO”), in the case of single-rated securities, or (ii) possess one of the two highest short-term ratings by at least two NRSROs, in the case of multiple-rated securities; or (iii) do not possess a rating ( i.e., are unrated) but are determined by the portfolio manager to be of comparable quality to the rated instruments eligible for purchase by the Fund under the guidelines adopted by the Board of Trustees.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration

As a fundamental policy, the Fund invests at least 80% of its assets in short-term municipal securities that provide income that is exempt from federal income tax and is not a tax preference item (which could result in alternative tax) for purposes of the federal alternative minimum tax under normal circumstances.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Funds, beyond what is disclosed in the footnote under the “Annual Fund Operating Expenses” table, and you should not expect that the sponsor will provide additional financial support to the Fund at any time. In addition, the principal risks of investing in the Fund, which could adversely affect the Fund’s net asset value, yield or total return are (in alphabetical order):

•	Credit Enhancement Risk — A “credit enhancer,” such as a letter of credit, may decline in quality and lead to a decrease in the value of the Fund’s investments.

•	Credit Risk — Credit risk is the possibility that the issuer of a debt instrument will fail to repay interest and principal in a timely manner or a counterparty may be unable to fulfill an obligation to repurchase securities from the Fund, reducing the Fund’s return.

•	Interest Rate Risk — The value of the Fund’s interest-bearing investments may decline due to an increase in interest rates. In general, the longer a security’s maturity, the greater the interest rate risk. The Fund’s yield may decrease due to a decline in interest rate.

•	Issuer Specific — The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, earnings and sales trends, investor perceptions, financial leverage or reduced demand for the issuer’s goods or services.

•	Liquidity Risk — Certain securities may be difficult or impossible to sell at the time and the price that would normally prevail in the market.

•	Management Risk — There is no guarantee that the investment techniques and risk analyses used by the Fund’s portfolio managers will produce the desired results.

•	Market Risk — The market value of a security may move up and down, sometimes rapidly and unpredictably.

•	Municipal Bond Risk — Like other bonds, municipal bonds are subject to credit risk. It is possible that the government that issued the bond will not have the funds to make timely payments of interest or principal. Municipal bonds often count on the projects they finance to bring in expected revenues and there is a risk that the projects will fail to produce the revenue needed to pay off the bonds.

•	Redemption Risk — The risk that heavy redemptions could cause the Fund to liquidate its assets at inopportune times or at a loss or depressed value, particularly during periods of declining or illiquid markets, and that could affect the fund’s ability to maintain a $1.00 share price. Redemption risk is greater to the extent that the fund has investors with large shareholdings, short investment horizons or unpredictable cash flow needs. The redemption by one or more large shareholders of their holdings in the fund could cause the remaining shareholders in the fund to lose money.

•	Regulatory Risk — Change in laws or regulations may materially affect a security, business, sector or market. Regulatory risk also includes the risk associated with federal and state laws which may restrict the remedies that a lender has when a borrower defaults on loans.

•	Tax Risk — The issuer of securities may fail to comply with certain requirements of the Internal Revenue Code, which could cause adverse tax consequences. Also, the use of investment practices that seek to minimize tax consequences may lead to investment decisions that do not maximize the returns on an after-tax basis. Economic developments or unforeseeable investor redemptions may also reduce returns without any corresponding increase in tax efficiency.

To the extent that the Fund makes investments with additional risks, those risks could increase volatility or reduce performance. The Fund may trade securities actively, which could increase its transaction costs (thus lowering performance) and may increase the amount of taxes that you pay.

For more information about these risks, please refer to the section titled “Investment Practices and Risks” in the Fund’s prospectus.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund	Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and the performance table below illustrate some of the risks and return volatility of an investment in the Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual returns for 1 and 5 years, and since inception. The Fund’s past performance does not necessarily indicate how the Fund will perform in the future. Updated performance information may be obtained on the Fund’s website www.cavanalhillfunds.com or by calling 1-800-762-7085.

This bar chart shows changes in the Fund’s performance from year to year[1]. The returns for Administrative, Reserve and Premier Shares will differ from the returns for Select Shares (which are shown in the bar chart) because of differences in the expenses of each class.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns

The bar chart and the performance table below illustrate some of the risks and return volatility of an investment in the Fund by showing changes in the Fund’s performance from year to year and by showing the Fund’s average annual returns for 1 and 5 years, and since inception.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-762-7085
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.cavanalhillfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance does not necessarily indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns for Administrative Shares (Periods Ended 12/31)
Annual Return 2006	rr_AnnualReturn2006	3.33%
Annual Return 2007	rr_AnnualReturn2007	3.50%
Annual Return 2008	rr_AnnualReturn2008	2.18%
Annual Return 2009	rr_AnnualReturn2009	0.42%
Annual Return 2010	rr_AnnualReturn2010	0.12%
Annual Return 2011	rr_AnnualReturn2011	0.06%
Annual Return 2012	rr_AnnualReturn2012	0.03%
Annual Return 2013	rr_AnnualReturn2013	0.01%
Annual Return 2014	rr_AnnualReturn2014	none
Annual Return 2015	rr_AnnualReturn2015	none
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock	The performance information shown above is based on a calendar year.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best quarter:	Worst quarter:
2Q 2007	4Q 2015
0.89%	0.00%

This table shows the Fund’s average annual total returns for periods ended December 31, 2015. On April 1, 2016, the Institutional Class was renamed the Reserve Class. Administrative and Institutional Class Shares commenced operations on January 2, 2007. The performance shown for periods before January 2, 2007 is that of the Select Class Shares, which commenced operations on April 11, 2005. The Premier Class Shares commenced operations on September 17, 2012; performance shown for prior periods is that of the Select Class. In each case, when predecessor information is used, performance has not been adjusted to reflect the differences in fees and other expenses between classes. The shares would have substantially similar performance because shares are invested in the same portfolio of securities and the performance would have differed only to the extent that the classes have different expenses.

Year to Date Return, Label	rr_YearToDateReturnLabel	Year to Year Return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Dec. 31, 2015
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	none
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2007
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.89%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2015
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	none
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for Administrative, Reserve, Select and Premier Shares and predecessors. (Periods Ended 12/31/2015)
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

Yield

The 7-day yield for the period ended 12/31/15 was 0.00% for Administrative Shares; 0.00% for Reserve Shares; 0.00% for Select Shares; and 0.00% for Premier Shares.

You may obtain the most current yield information for the Fund by calling (800) 762-7085.

Money Market Seven Day Yield, Caption [Text]	rr_MoneyMarketSevenDayYieldCaption	Yield
Money Market Seven Day Yield Column [Text]	rr_MoneyMarketSevenDayYieldColumnName	The 7-day yield for the period ended 12/31/15 was 0.00% for Administrative Shares; 0.00% for Reserve Shares; 0.00% for Select Shares; and 0.00% for Premier Shares.
Money Market Seven Day Yield Phone	rr_MoneyMarketSevenDayYieldPhone
(800) 762-7085.

Tax-Free Money Market Fund | Administrative Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	APBXX
Management Fees	rr_ManagementFeesOverAssets	0.15%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.40%
Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	0.25%
Acquired Fund Fee and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.81%
Less Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[3]
Total Annual Fund Operating Expenses After Fee Waivers	rr_NetExpensesOverAssets	0.71%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 73
3 Years	rr_ExpenseExampleYear03	249
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	440
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 992
1 Year	rr_AverageAnnualReturnYear01	none
5 Years	rr_AverageAnnualReturnYear05	0.01%
10 Years	rr_AverageAnnualReturnYear10	0.79%
Tax-Free Money Market Fund | Reserve Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	APEXX
Management Fees	rr_ManagementFeesOverAssets	0.15%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_Component2OtherExpensesOverAssets	0.40%
Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	0.25%
Acquired Fund Fee and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.56%
Less Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.27%)	[3]
Total Annual Fund Operating Expenses After Fee Waivers	rr_NetExpensesOverAssets	0.29%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 30
3 Years	rr_ExpenseExampleYear03	152
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	286
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 676
1 Year	rr_AverageAnnualReturnYear01	none
5 Years	rr_AverageAnnualReturnYear05	0.01%
10 Years	rr_AverageAnnualReturnYear10	0.92%
Tax-Free Money Market Fund | Select Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	AIFXX
Management Fees	rr_ManagementFeesOverAssets	0.15%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_Component2OtherExpensesOverAssets	0.40%
Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	0.25%
Acquired Fund Fee and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.56%
Less Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.35%)	[3]
Total Annual Fund Operating Expenses After Fee Waivers	rr_NetExpensesOverAssets	0.21%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 22
3 Years	rr_ExpenseExampleYear03	144
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	278
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 668
1 Year	rr_AverageAnnualReturnYear01	none
5 Years	rr_AverageAnnualReturnYear05	0.02%
10 Years	rr_AverageAnnualReturnYear10	0.96%
Tax-Free Money Market Fund | Premier Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	ACPXX
Management Fees	rr_ManagementFeesOverAssets	0.15%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.40%
Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	0.25%
Acquired Fund Fee and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.06%
Less Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.80%)	[3]
Total Annual Fund Operating Expenses After Fee Waivers	rr_NetExpensesOverAssets	0.26%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 27
3 Years	rr_ExpenseExampleYear03	257
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	507
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,222
1 Year	rr_AverageAnnualReturnYear01	none
5 Years	rr_AverageAnnualReturnYear05	0.02%
10 Years	rr_AverageAnnualReturnYear10	0.96%
Short-Term Income Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	SHORT-TERM INCOME FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Primarily to seek income and secondarily to seek capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest or agree to invest in the future, at least $200,000 in Cavanal Hill Funds. More information about these and other discounts is available from your financial professional and in the section “Initial Sales Charge (Bond and Equity Funds, Class A Only)” and “Contingent Deferred Sales Charge (CDSC-Class A and C Only)” on page 47 in the prospectus and in the section “Additional Purchase and Redemption Information” on page 35 of the statement of additional information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment).
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 39% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	39.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

To pursue its objective, under normal circumstances, the Fund invests primarily in debt obligations such as bonds, notes and debentures, and bills issued by U.S. corporations or by the U.S. government, its agencies or instrumentalities, municipal securities, mortgage-related securities, asset-backed securities and collateralized mortgage obligations that are rated within the three highest ratings categories assigned by a nationally recognized statistical ratings organization or, if unrated, of comparable quality, at the time of purchase. The Fund also invests in money market instruments.

If the rating of a security is downgraded after purchase, the portfolio management team will determine whether it is in the best interest of the Fund’s shareholders to continue to hold the security.

The Fund will seek to increase the value of your investment through a combination of income and capital gains.

In managing the portfolio, the portfolio management team searches for inefficiencies not only at the macro, or top down level, but also at the individual security level.

Under normal circumstances, the Fund invests at least 80% of its net assets in short-term securities with a maturity of less than three years and maintains a dollar-weighted average maturity of its portfolio of three years or less. These policies will not be changed without at least 60 days prior notice to shareholders. In addition, the Fund normally invests at least 65% of its assets in interest-bearing bonds.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration

To pursue its objective, under normal circumstances, the Fund invests primarily in debt obligations such as bonds, notes and debentures, and bills issued by U.S. corporations or by the U.S. government, its agencies or instrumentalities, municipal securities, mortgage-related securities, asset-backed securities and collateralized mortgage obligations that are rated within the three highest ratings categories assigned by a nationally recognized statistical ratings organization or, if unrated, of comparable quality, at the time of purchase.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Loss of money is a risk of investing in the Fund. In addition, the principal risks of investing in the Fund, which could adversely affect the Fund’s net asset value, yield or total return are (in alphabetical order):

•	Changing Fixed Income Market Conditions Risk — The historically low interest rate environment created in part by the Federal Reserve Board and certain foreign central banks keeping the federal funds and equivalent foreign rates at or near zero increases the risk that interest rates will rise. This risk is heightened due to the potential “tapering” of the Federal Reserve Board’s quantitative easing program and other similar foreign central bank actions. This tapering and eventual increase in the federal funds and equivalent foreign rates may expose fixed income markets to heightened volatility and reduced liquidity for certain fixed income investments, particularly those with longer maturities. As a result, the value of the Fund’s investments and share price may decline.

•	Credit Risk — Credit risk is the possibility that the issuer of a debt instrument will fail to repay interest and principal in a timely manner or a counterparty may be unable to fulfill an obligation to repurchase securities from the Fund, reducing the Fund’s return.

•	Interest Rate Risk — The value of the Fund’s investments may decline due to an increase in interest rates. In general, the longer a security’s maturity, the greater the interest rate risk. The Fund’s yield may decrease due to a decline in interest rates.

•	Liquidity Risk — Certain securities may be difficult or impossible to sell at the time and the price that would normally prevail in the market.

•	Management Risk — There is no guarantee that the investment techniques and risk analyses used by the Fund’s portfolio managers will produce the desired results.

•	Market Risk — The market value of a security may move up and down, sometimes rapidly and unpredictably.

•	Prepayment/Call Risk — There is a chance that the repayment of an asset backed or mortgage backed obligation will occur sooner than expected. Call risk is the possibility that, during periods of falling interest rates, a bond issuer will “call”— or repay — its bond before the bond’s maturity date.

•	Regulatory Risk — Change in laws or regulations may materially affect a security, business, sector or market. Regulatory risk also includes the risk associated with federal and state laws which may restrict the remedies that a lender has when a borrower defaults on loans.

•	Valuation Risk — The risk associated with the assessment of appropriate pricing in a changing market where trading information may not be readily available.

To the extent that the Fund makes investments with additional risks, those risks could increase volatility or reduce performance. The Fund may trade securities actively, which could increase its transaction costs (thus lowering performance) and may increase the amount of taxes that you pay.

For more information about these risks, please refer to the section titled “Investment Practices and Risks” in the Fund’s prospectus. An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	Loss of money is a risk of investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and the performance table below illustrate some of the risks and return volatility of an investment in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance. The Fund’s past performance (before or after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information may be obtained on the Fund’s website www.cavanalhillfunds.com or by calling 1-800-762-7085.

This bar chart shows changes in the Fund’s performance from year to year[1]. The returns for A Shares and Institutional Shares will differ from the returns for Investor Shares (which are shown in the bar chart) because of differences in the expenses of each class.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns

The bar chart and the performance table below illustrate some of the risks and return volatility of an investment in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-762-7085
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.cavanalhillfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before or after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns for Investor Shares (Periods Ended 12/31)
Annual Return 2006	rr_AnnualReturn2006	4.43%
Annual Return 2007	rr_AnnualReturn2007	4.75%
Annual Return 2008	rr_AnnualReturn2008	(17.82%)
Annual Return 2009	rr_AnnualReturn2009	17.37%
Annual Return 2010	rr_AnnualReturn2010	10.32%
Annual Return 2011	rr_AnnualReturn2011	3.19%
Annual Return 2012	rr_AnnualReturn2012	4.63%
Annual Return 2013	rr_AnnualReturn2013	0.67%
Annual Return 2014	rr_AnnualReturn2014	1.60%
Annual Return 2015	rr_AnnualReturn2015	0.51%
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock	The performance information shown above is based on a calendar year.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best quarter:	Worst quarter:
2Q 2009	4Q 2008
6.26%	-12.47%

This table compares the Fund’s average annual total returns for periods ended December 31, 2015 to those of the BofA Merrill Lynch 1-5 Year U.S. Corporate/Government Index. Prior to January 1, 2006, a maximum sales charge of 2.00% was imposed. The A Shares, which impose a maximum sales charge of 2.00%, were not in existence before May 1, 2011. Prior to December 31, 2014, the A Shares were subject to a maximum sales charge of 2.50%. Institutional Shares were not in existence before December 30, 2005. Performance information reflects the Fund’s Investor Shares for periods prior to December 29, 2005 and May 2, 2011 for the Institutional and A Shares, respectively. Unlike Institutional Shares, Investor and A Shares bear a 12b-1 fee of 0.25%. Investor and Institutional Shares are subject to a Shareholder Servicing Fee of 0.25%, whereas the Shareholder Servicing Fee for A Shares is 0.10%. Each of these differences is reflected in the performance information. Accordingly, had the Institutional and A Shares of the Fund been offered for periods before December 30, 2005 and May 2, 2011, respectively, the performance information would have been different as a result of lower annual operating expenses. The stated returns assume the highest historical federal marginal income and capital gains tax rates. These after-tax returns do not reflect the effect of any applicable state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

Year to Date Return, Label	rr_YearToDateReturnLabel	Year to Year Return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Dec. 31, 2015
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	none
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	6.26%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(12.47%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (Periods Ended 12/31/2015)
Short-Term Income Fund | BofA Merrill Lynch 1-5 Year U.S. Corporate/Government Index (reflects no deduction for expenses, fees or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for expenses, fees or taxes)
1 Year	rr_AverageAnnualReturnYear01	1.05%
5 Years	rr_AverageAnnualReturnYear05	1.68%
10 Years	rr_AverageAnnualReturnYear10	3.35%
Short-Term Income Fund | A Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	AASTX
Maximum Sales Charge (Load) imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	2.00%
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[4]
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.35%
Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	0.10%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.15%
Less Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.50%)	[5]
Total Annual Fund Operating Expenses After Fee Waivers	rr_NetExpensesOverAssets	0.65%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 265
3 Years	rr_ExpenseExampleYear03	509
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	773
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,526
Short-Term Income Fund | A Shares | Return Before Taxes (With Load)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(1.52%)
5 Years	rr_AverageAnnualReturnYear05	1.72%
10 Years	rr_AverageAnnualReturnYear10	2.39%
Short-Term Income Fund | A Shares | Return Before Taxes (No Load)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	0.53%
5 Years	rr_AverageAnnualReturnYear05	2.13%
10 Years	rr_AverageAnnualReturnYear10	2.60%
Short-Term Income Fund | Investor Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	APSTX
Maximum Sales Charge (Load) imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.50%
Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	0.25%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.30%
Less Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.60%)	[5]
Total Annual Fund Operating Expenses After Fee Waivers	rr_NetExpensesOverAssets	0.70%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 72
3 Years	rr_ExpenseExampleYear03	353
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	655
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,515
Short-Term Income Fund | Investor Shares | Return After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	0.06%
5 Years	rr_AverageAnnualReturnYear05	1.49%
10 Years	rr_AverageAnnualReturnYear10	1.45%
Short-Term Income Fund | Investor Shares | Return After Taxes on Distributions and Sale of Fund Shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	0.29%
5 Years	rr_AverageAnnualReturnYear05	1.37%
10 Years	rr_AverageAnnualReturnYear10	1.56%
Short-Term Income Fund | Investor Shares | Return Before Taxes
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	0.51%
5 Years	rr_AverageAnnualReturnYear05	2.11%
10 Years	rr_AverageAnnualReturnYear10	2.59%
Short-Term Income Fund | Institutional Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	AISTX
Maximum Sales Charge (Load) imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_Component2OtherExpensesOverAssets	0.50%
Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	0.25%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.05%
Less Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.65%)	[5]
Total Annual Fund Operating Expenses After Fee Waivers	rr_NetExpensesOverAssets	0.40%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 41
3 Years	rr_ExpenseExampleYear03	269
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	516
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,224
Short-Term Income Fund | Institutional Shares | Return Before Taxes
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	0.78%
5 Years	rr_AverageAnnualReturnYear05	2.35%
10 Years	rr_AverageAnnualReturnYear10	2.86%
Intermediate Bond Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	INTERMEDIATE BOND FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek total return.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest or agree to invest in the future, at least $200,000 in Cavanal Hill Funds. More information is available about these and other discounts from your financial professional and in the section “Initial Sales Charge (Bond and Equity Funds, Class A Only)” and “Contingent Deferred Sales Charge (CDSC-Class A and C Only)” on page 47 in the prospectus and in the section “Additional Purchase and Redemption Information” on page 35 of the statement of additional information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment).
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 57% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	57.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

To pursue its objective, the Fund invests, under normal market conditions, primarily in debt obligations such as bonds, notes and debentures, and bills issued by U.S. corporations or the U.S. government, its agencies, or instrumentalities, municipal securities, mortgage-related securities, asset-backed securities and collateralized mortgage obligations that are rated within the three highest ratings categories assigned by a nationally recognized statistical ratings organization or, if unrated, of comparable quality, at the time of purchase. The Fund also invests in money market instruments. Total return is defined as a percentage change, over a specified time period, in a mutual funds net asset value, with the ending net asset value adjusted to account for the reinvestment of all distributions of dividends and capital gains.

If the rating of a security is downgraded after purchase, the portfolio management team will determine whether it is in the best interest of the Fund’s shareholders to continue to hold the security.

The Fund will seek to increase the value of your investment through a combination of income and capital gains.

In managing the portfolio, the portfolio management team searches for inefficiencies not only at the macro, or top down level, but also at the individual security level.

Under normal circumstances the Fund invests at least 80% of its net assets in intermediate bonds with a maturity between three and ten years and maintains the dollar-weighted average maturity of its portfolio between three and ten years. These policies will not be changed without at least 60 days prior notice to shareholders.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration

To pursue its objective, the Fund invests, under normal market conditions, primarily in debt obligations such as bonds, notes and debentures, and bills issued by U.S. corporations or the U.S. government, its agencies, or instrumentalities, municipal securities, mortgage-related securities, asset-backed securities and collateralized mortgage obligations that are rated within the three highest ratings categories assigned by a nationally recognized statistical ratings organization or, if unrated, of comparable quality, at the time of purchase.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Loss of money is a risk of investing in the Fund. In addition, the principal risks of investing in the Fund, which could adversely affect the Fund’s net asset value, yield or total return are (in alphabetical order):

•	Changing Fixed Income Market Conditions Risk — The historically low interest rate environment created in part by the Federal Reserve Board and certain foreign central banks keeping the federal funds and equivalent foreign rates at or near zero increases the risk that interest rates will rise. This risk is heightened due to the potential “tapering” of the Federal Reserve Board’s quantitative easing program and other similar foreign central bank actions. This tapering and eventual increase in the federal funds and equivalent foreign rates may expose fixed income markets to heightened volatility and reduced liquidity for certain fixed income investments, particularly those with longer maturities. As a result, the value of the Fund’s investments and share price may decline.

•	Credit Risk — Credit risk is the possibility that the issuer of a debt instrument will fail to repay interest and principal in a timely manner or a counterparty may be unable to fulfill an obligation to repurchase securities from the Fund, reducing the Fund’s return.

•	Interest Rate Risk — The value of the Fund’s investments may decline due to an increase in interest rates. In general, the longer a security’s maturity, the greater the interest rate risk. The Fund’s yield may decrease due to a decline in interest rates.

•	Liquidity Risk — Certain securities may be difficult or impossible to sell at the time and the price that would normally prevail in the market.

•	Management Risk — There is no guarantee that the investment techniques and risk analyses used by the Fund’s portfolio managers will produce the desired results.

•	Market Risk — The market value of a security may move up and down, sometimes rapidly and unpredictably.

•	Prepayment/Call Risk — There is a chance that the repayment of an asset backed or mortgage backed obligation will occur sooner than expected. Call risk is the possibility that, during periods of falling interest rates, a bond issuer will “call”— or repay — its bond before the bond’s maturity date.

•	Regulatory Risk — Change in laws or regulations may materially affect a security, business, sector or market. Regulatory risk also includes the risk associated with federal and state laws which may restrict the remedies that a lender has when a borrower defaults on loans.

•	Valuation Risk — The risk associated with the assessment of appropriate pricing in a changing market where trading information may not be readily available.

To the extent that the Fund makes investments with additional risks, those risks could increase volatility or reduce performance. The Fund may trade securities actively, which could increase its transaction costs (thus lowering performance) and may increase the amount of taxes that you pay.

For more information about these risks, please refer to the section titled “Investment Practices and Risks” in the Fund’s prospectus. An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	Loss of money is a risk of investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and the performance table below illustrate some of the risks and return volatility of an investment in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5 and 10 years compare with those of a broad measure of market performance. The Fund’s past performance (before or after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information may be obtained on the Fund’s website www.cavanalhillfunds.com or by calling 1-800-762-7085.

This bar chart shows changes in the Fund’s performance from year to year[1]. The returns for A Shares and Institutional Shares will differ from the returns for Investor Shares (which are shown in the bar chart) because of differences in the expenses of each class.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns

The bar chart and the performance table below illustrate some of the risks and return volatility of an investment in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5 and 10 years compare with those of a broad measure of market performance.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-762-7085
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.cavanalhillfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before or after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns for Investor Shares (Periods Ended 12/31)
Annual Return 2006	rr_AnnualReturn2006	4.40%
Annual Return 2007	rr_AnnualReturn2007	5.38%
Annual Return 2008	rr_AnnualReturn2008	(16.71%)
Annual Return 2009	rr_AnnualReturn2009	14.20%
Annual Return 2010	rr_AnnualReturn2010	13.56%
Annual Return 2011	rr_AnnualReturn2011	5.95%
Annual Return 2012	rr_AnnualReturn2012	10.01%
Annual Return 2013	rr_AnnualReturn2013	2.50%
Annual Return 2014	rr_AnnualReturn2014	3.77%
Annual Return 2015	rr_AnnualReturn2015	0.12%
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock	The performance information shown above is based on a calendar year.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best quarter:	Worst quarter:
3Q 2009	4Q 2008
6.12%	-10.13%

This table compares the Fund’s average annual total returns for periods ended December 31, 2015 to those of the Barclays U.S. Intermediate Aggregate Bond Index. Prior to January 1, 2006, a maximum sales charge of 2.50% was imposed. The A Shares, which impose a maximum sales charge of 2.00%, were not in existence before May 1, 2011. Prior to December 31, 2014, the A Shares were subject to a maximum sales charge of 3.75%. Institutional Shares were not in existence before December 30, 2005. Performance information reflects the Fund’s Investor Shares for periods prior to December 29, 2005 and May 2, 2011 for the Institutional and A Shares, respectively. Unlike Institutional Shares, Investor and A Shares bear a 12b-1 fee of 0.25%. Investor and Institutional Shares are subject to a Shareholder Servicing Fee of 0.25%, whereas the Shareholder Servicing Fee for A Shares is 0.10%. Each of these differences is reflected in the performance information. Accordingly, had the Institutional and A Shares of the Fund been offered for periods before December 30, 2005 and May 2, 2011, respectively, the performance information would have been different as a result of lower annual operating expenses. The stated returns assume the highest historical federal marginal income and capital gains tax rates. These after-tax returns do not reflect the effect of any applicable state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

Year to Date Return, Label	rr_YearToDateReturnLabel	Year to Year Return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Dec. 31, 2015
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	none
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	6.12%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(10.13%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (Periods Ended 12/31/2015)
Intermediate Bond Fund | Barclays U.S. Intermediate Aggregate Bond Index (reflects no deduction for expenses, fees or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for expenses, fees or taxes)
1 Year	rr_AverageAnnualReturnYear01	1.21%
5 Years	rr_AverageAnnualReturnYear05	2.74%
10 Years	rr_AverageAnnualReturnYear10	4.26%
Intermediate Bond Fund | A Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	AAIBX
Maximum Sales Charge (Load) imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	2.00%
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[4]
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.48%
Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	0.10%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.28%
Less Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.45%)	[6]
Total Annual Fund Operating Expenses After Fee Waivers	rr_NetExpensesOverAssets	0.83%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 283
3 Years	rr_ExpenseExampleYear03	554
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	846
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,676
Intermediate Bond Fund | A Shares | Return Before Taxes (With Load)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(2.06%)
5 Years	rr_AverageAnnualReturnYear05	4.01%
10 Years	rr_AverageAnnualReturnYear10	3.76%
Intermediate Bond Fund | A Shares | Return Before Taxes (No Load)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(0.02%)
5 Years	rr_AverageAnnualReturnYear05	4.43%
10 Years	rr_AverageAnnualReturnYear10	3.97%
Intermediate Bond Fund | Investor Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	APFBX
Maximum Sales Charge (Load) imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.63%
Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	0.25%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.43%
Less Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.56%)	[6]
Total Annual Fund Operating Expenses After Fee Waivers	rr_NetExpensesOverAssets	0.87%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 89
3 Years	rr_ExpenseExampleYear03	397
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	728
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,665
Intermediate Bond Fund | Investor Shares | Return After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(0.39%)
5 Years	rr_AverageAnnualReturnYear05	3.57%
10 Years	rr_AverageAnnualReturnYear10	2.61%
Intermediate Bond Fund | Investor Shares | Return After Taxes on Distributions and Sale of Fund Shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	0.07%
5 Years	rr_AverageAnnualReturnYear05	3.07%
10 Years	rr_AverageAnnualReturnYear10	2.53%
Intermediate Bond Fund | Investor Shares | Return Before Taxes
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	0.12%
5 Years	rr_AverageAnnualReturnYear05	4.42%
10 Years	rr_AverageAnnualReturnYear10	3.96%
Intermediate Bond Fund | Institutional Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	AIFBX
Maximum Sales Charge (Load) imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_Component2OtherExpensesOverAssets	0.63%
Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	0.25%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.18%
Less Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.60%)	[6]
Total Annual Fund Operating Expenses After Fee Waivers	rr_NetExpensesOverAssets	0.58%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 59
3 Years	rr_ExpenseExampleYear03	315
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	591
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,378
Intermediate Bond Fund | Institutional Shares | Return Before Taxes
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	0.32%
5 Years	rr_AverageAnnualReturnYear05	4.67%
10 Years	rr_AverageAnnualReturnYear10	4.24%
Bond Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	BOND FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek total return.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest or agree to invest in the future, at least $200,000 in Cavanal Hill Funds. More information about these and other discounts is available from your financial professional and in the section “Initial Sales Charge (Bond and Equity Funds, Class A Only)” and “Contingent Deferred Sales Charge (CDSC-Class A and C Only)” on page 47 in the prospectus and in the section “Additional Purchase and Redemption Information” on page 35 of the statement of additional information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment).
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 83% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	83.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return and each year that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

To pursue its objective, the Fund invests, under normal market conditions, primarily in debt obligations such as bonds, notes and debentures, and bills issued by U.S. corporations or by the U.S. government, its agencies, or instrumentalities, municipal securities, mortgage-related securities, asset-backed securities and collateralized mortgage obligations that are rated within the three highest ratings categories assigned by a nationally recognized statistical ratings organization, or, if unrated, of comparable quality, at the time of purchase. The Fund also invests in money market instruments.

Total return is defined as a percentage change, over a specified time period, in a mutual funds net asset value, with the ending net asset value adjusted to account for the reinvestment of all distributions of dividends and capital gains.

If the rating of a security is downgraded after purchase, the portfolio management team will determine whether it is in the best interest of the Fund’s shareholders to continue to hold the security.

The Fund will seek to increase the value of your investment through a combination of income and capital gains.

The Fund will generally maintain a dollar-weighted average portfolio maturity of three to ten years.

In managing the portfolio, the portfolio management team searches for inefficiencies not only at the macro, or top down level, but also at the individual security level.

Under normal circumstances the Fund invests at least 80% of its assets in bonds. This policy will not be changed without at least 60 days prior notice to shareholders.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration

To pursue its objective, the Fund invests, under normal market conditions, primarily in debt obligations such as bonds, notes and debentures, and bills issued by U.S. corporations or by the U.S. government, its agencies, or instrumentalities, municipal securities, mortgage-related securities, asset-backed securities and collateralized mortgage obligations that are rated within the three highest ratings categories assigned by a nationally recognized statistical ratings organization, or, if unrated, of comparable quality, at the time of purchase.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Loss of money is a risk of investing in the Fund. In addition, the principal risks of investing in the Fund, which could adversely affect the Fund’s net asset value, yield or total return are (in alphabetical order):

•	Changing Fixed Income Market Conditions Risk — The historically low interest rate environment created in part by the Federal Reserve Board and certain foreign central banks keeping the federal funds and equivalent foreign rates at or near zero increases the risk that interest rates will rise. This risk is heightened due to the potential “tapering” of the Federal Reserve Board’s quantitative easing program and other similar foreign central bank actions. This tapering and eventual increase in the federal funds and equivalent foreign rates may expose fixed income markets to heightened volatility and reduced liquidity for certain fixed income investments, particularly those with longer maturities. As a result, the value of the Fund’s investments and share price may decline.

•	Credit Risk — Credit risk is the possibility that the issuer of a debt instrument will fail to repay interest and principal in a timely manner or a counterparty may be unable to fulfill an obligation to repurchase securities from the Fund, reducing the Fund’s return.

•	Interest Rate Risk — The value of the Fund’s investments may decline due to an increase in interest rates. In general, the longer a security’s maturity, the greater the interest rate risk. The Fund’s yield may decrease due to a decline in interest rates.

•	Liquidity Risk — Certain securities may be difficult or impossible to sell at the time and the price that would normally prevail in the market.

•	Management Risk — There is no guarantee that the investment techniques and risk analyses used by the Fund’s portfolio managers will produce the desired results.

•	Market Risk — The market value of a security may move up and down, sometimes rapidly and unpredictably.

•	Prepayment/Call Risk — There is a chance that the repayment of an asset backed or mortgage backed obligation will occur sooner than expected. Call risk is the possibility that, during periods of falling interest rates, a bond issuer will “call”— or repay — its bond before the bond’s maturity date.

•	Regulatory Risk — Change in laws or regulations may materially affect a security, business, sector or market. Regulatory risk also includes the risk associated with federal and state laws which may restrict the remedies that a lender has when a borrower defaults on loans.

•	Valuation Risk — The risk associated with the assessment of appropriate pricing in a changing market where trading information may not be readily available.

To the extent that the Fund makes investments with additional risks, those risks could increase volatility or reduce performance. The Fund may trade securities actively, which could increase its transaction costs (thus lowering performance) and may increase the amount of taxes that you pay.

For more information about these risks, please refer to the section titled “Investment Practices and Risks” in the Fund’s prospectus. An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	Loss of money is a risk of investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and the performance table below illustrate some of the risks and return volatility of an investment in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5 and 10 years compare with those of a broad measure of market performance. The Fund’s past performance (before or after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information may be obtained on the Fund’s website www.cavanalhillfunds.com or by calling 1-800-762-7085.

This bar chart shows changes in the Fund’s performance from year to year[1]. The returns for A Shares and Institutional Shares will differ from the returns for Investor Shares (which are shown in the bar chart) because of differences in the expenses of each class.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns

The bar chart and the performance table below illustrate some of the risks and return volatility of an investment in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5 and 10 years compare with those of a broad measure of market performance.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-762-7085
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.cavanalhillfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before or after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns for Investor Shares (Periods Ended 12/31)
Annual Return 2006	rr_AnnualReturn2006	4.07%
Annual Return 2007	rr_AnnualReturn2007	5.23%
Annual Return 2008	rr_AnnualReturn2008	(13.02%)
Annual Return 2009	rr_AnnualReturn2009	14.32%
Annual Return 2010	rr_AnnualReturn2010	13.80%
Annual Return 2011	rr_AnnualReturn2011	7.61%
Annual Return 2012	rr_AnnualReturn2012	6.87%
Annual Return 2013	rr_AnnualReturn2013	(0.58%)
Annual Return 2014	rr_AnnualReturn2014	4.78%
Annual Return 2015	rr_AnnualReturn2015	0.41%
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock	The performance information shown above is based on a calendar year.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best quarter:	Worst quarter:
3Q 2009	4Q 2008
6.55%	-6.50%

This table compares the Fund’s average annual total returns for periods ended December 31, 2015 to those of the Barclays U.S. Aggregate Bond Index. Prior to January 1, 2006, a maximum sales charge of 3.00% was imposed. The A Shares, which impose a maximum sales charge of 2.00%, were not in existence before May 1, 2011. Prior to December 31, 2014, the A Shares were subject to a maximum sales charge of 3.75%. Institutional Shares were not in existence before December 30, 2005. Performance information reflects the Fund’s Investor Shares for periods prior to December 29, 2005 and May 2, 2011 for the Institutional and A Shares, respectively. Unlike Institutional Shares, Investor and A Shares bear a 12b-1 fee of 0.25%. Investor and Institutional Shares are subject to a Shareholder Servicing Fee of 0.25%, whereas the Shareholder Servicing Fee for A Shares is 0.10%. Each of these differences is reflected in the performance information. Accordingly, had the Institutional and A Shares of the Fund been offered for periods before December 30, 2005 and May 2, 2011, respectively, the performance information would have been different as a result of lower annual operating expenses. The stated returns assume the highest historical federal marginal income and capital gains tax rates. These after-tax returns do not reflect the effect of any applicable state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

Year to Date Return, Label	rr_YearToDateReturnLabel	Year to Year Return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Dec. 31, 2015
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	none
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	6.55%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(6.50%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (Periods Ended 12/31/2015)
Bond Fund | Barclays U.S. Aggregate Bond Index (reflects no deduction for expenses, fees or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for expenses, fees or taxes)
1 Year	rr_AverageAnnualReturnYear01	0.55%
5 Years	rr_AverageAnnualReturnYear05	3.25%
10 Years	rr_AverageAnnualReturnYear10	4.51%
Bond Fund | A Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	AABOX
Maximum Sales Charge (Load) imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	2.00%
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[4]
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.36%
Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	0.10%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.16%
Less Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.45%)	[6]
Total Annual Fund Operating Expenses After Fee Waivers	rr_NetExpensesOverAssets	0.71%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 271
3 Years	rr_ExpenseExampleYear03	517
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	783
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,541
Bond Fund | A Shares | Return Before Taxes (With Load)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(1.81%)
5 Years	rr_AverageAnnualReturnYear05	3.36%
10 Years	rr_AverageAnnualReturnYear10	3.87%
Bond Fund | A Shares | Return Before Taxes (No Load)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	0.24%
5 Years	rr_AverageAnnualReturnYear05	3.78%
10 Years	rr_AverageAnnualReturnYear10	4.08%
Bond Fund | Investor Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	APBOX
Maximum Sales Charge (Load) imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.51%
Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	0.25%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.31%
Less Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.58%)	[6]
Total Annual Fund Operating Expenses After Fee Waivers	rr_NetExpensesOverAssets	0.73%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 75
3 Years	rr_ExpenseExampleYear03	358
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	663
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,528
Bond Fund | Investor Shares | Return After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(0.36%)
5 Years	rr_AverageAnnualReturnYear05	2.75%
10 Years	rr_AverageAnnualReturnYear10	2.62%
Bond Fund | Investor Shares | Return After Taxes on Distributions and Sale of Fund Shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	0.24%
5 Years	rr_AverageAnnualReturnYear05	2.49%
10 Years	rr_AverageAnnualReturnYear10	2.58%
Bond Fund | Investor Shares | Return Before Taxes
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	0.41%
5 Years	rr_AverageAnnualReturnYear05	3.77%
10 Years	rr_AverageAnnualReturnYear10	4.07%
Bond Fund | Institutional Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	AIBNX
Maximum Sales Charge (Load) imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_Component2OtherExpensesOverAssets	0.51%
Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	0.25%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.06%
Less Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.60%)	[6]
Total Annual Fund Operating Expenses After Fee Waivers	rr_NetExpensesOverAssets	0.46%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 47
3 Years	rr_ExpenseExampleYear03	277
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	526
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,240
Bond Fund | Institutional Shares | Return Before Taxes
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	0.49%
5 Years	rr_AverageAnnualReturnYear05	4.01%
10 Years	rr_AverageAnnualReturnYear10	4.32%
Intermediate Tax-Free Bond Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	INTERMEDIATE TAX-FREE BOND FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek current income, consistent with the preservation of capital, that is exempt from federal income taxes.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest or agree to invest in the future, at least $200,000 in Cavanal Hill Funds. More information about these and other discounts is available from your financial professional and in the section “Initial Sales Charge (Bond and Equity Funds, Class A Only)” and “Contingent Deferred Sales Charge (CDSC-Class A and C Only)” on page 47 in the prospectus and in the section “Additional Purchase and Redemption Information” on page 35 of the statement of additional information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment).
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 6% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	6.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

To pursue its objective, under normal circumstances, the Fund invests at least 65% of its assets in municipal bonds and debentures that are rated within the three highest ratings categories assigned by a nationally recognized statistical ratings organization (“NRSRO”) or, if unrated, of comparable quality, at the time of purchase. As a matter of fundamental policy the Fund invests, under normal circumstances, at least 80% of its assets in municipal securities, the income from which is exempt from federal income tax. Additionally, the Fund will normally invest at least 80% of its assets in bonds which pay interest that is not subject to federal alternative minimum tax for shareholders who are individuals. The Fund invests at least 65% of its assets in municipal securities which are within the three highest rating categories assigned by NRSRO, in the case of bonds; rated within the highest short-term ratings category assigned by an NRSRO, in the case of notes; rated in the highest short-term ratings category assigned by an NRSRO, in the case of tax-exempt commercial paper; or rated in the highest ratings category assigned by an NRSRO, in the case of variable rate demand obligations.

The Fund will generally invest in two principal classifications of municipal securities: general obligation securities and revenue securities. The Fund also will utilize credit enhancers such as insurance. The Fund also invests in money market instruments.

If the rating of a security is downgraded after purchase, the portfolio management team will determine whether it is in the best interest of the Fund’s shareholders to continue to hold the security.

The Fund, under normal circumstances, invests at least 80% of its assets in tax-free bonds and maintains a dollar-weighted average maturity between three to ten years. These policies will not be changed without at least 60 days prior notice to shareholders.

In managing the portfolio, the portfolio management team uses a “top down” investment management approach focusing on actual or anticipated changes or trends in interest rates, the financial markets, or the economy.

In addition to the securities described above, the Fund may invest in other debt securities, that are rated within the four highest ratings categories assigned by an NRSRO, or, if unrated, of comparable quality, at the time of purchase.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration

To pursue its objective, under normal circumstances, the Fund invests at least 65% of its assets in municipal bonds and debentures that are rated within the three highest ratings categories assigned by a nationally recognized statistical ratings organization (“NRSRO”) or, if unrated, of comparable quality, at the time of purchase.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Loss of money is a risk of investing in the Fund. In addition, the principal risks of investing in the Fund, which could adversely affect the Fund’s net asset value, yield or total return are (in alphabetical order):

•	Changing Fixed Income Market Conditions Risk — The historically low interest rate environment created in part by the Federal Reserve Board and certain foreign central banks keeping the federal funds and equivalent foreign rates at or near zero increases the risk that interest rates will rise. This risk is heightened due to the potential “tapering” of the Federal Reserve Board’s quantitative easing program and other similar foreign central bank actions. This tapering and eventual increase in the federal funds and equivalent foreign rates may expose fixed income markets to heightened volatility and reduced liquidity for certain fixed income investments, particularly those with longer maturities. As a result, the value of the Fund’s investments and share price may decline.

•	Credit Enhancement Risk — A “credit enhancer,” such as a letter of credit, may decline in quality and lead to a decrease in the value of the Fund’s investments.

•	Credit Risk — Credit risk is the possibility that the issuer of a debt instrument will fail to repay interest and principal in a timely manner or a counterparty may be unable to fulfill an obligation to repurchase securities from the Fund, reducing the Fund’s return.

•	Interest Rate Risk — The value of the Fund’s investments may decline due to an increase in interest rates. In general, the longer a security’s maturity, the greater the interest rate risk. If a portfolio has a six year average maturity, then a 1% increase in interest rates would cause an estimated 6% decline in asset value of the portfolio The Fund’s yield may decrease due to a decline in interest rates.

•	Issuer Specific — The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, earnings and sales trends, investor perceptions, financial leverage or reduced demand for the issuer’s goods or services.

•	Liquidity Risk — Certain securities may be difficult or impossible to sell at the time and the price that would normally prevail in the market.

•	Management Risk — There is no guarantee that the investment techniques and risk analyses used by the Fund’s portfolio managers will produce the desired results.

•	Market Risk — The market value of a security may move up and down, sometimes rapidly and unpredictably.

•	Prepayment/Call Risk — There is a chance that the repayment of an asset backed or mortgage backed obligation will occur sooner than expected. Call risk is the possibility that, during periods of falling interest rates, a bond issuer will “call”— or repay — its bond before the bond’s maturity date.

•	Tax Risk — The issuer of securities may fail to comply with certain requirements of the Internal Revenue Code, which could cause adverse tax consequences. Also, the use of investment practices that seek to minimize tax consequences may lead to investment decisions that do not maximize the returns on an after-tax basis. Economic developments or unforeseeable investor redemptions may also reduce returns without any corresponding increase in tax efficiency. To the extent that the Fund makes investments with additional risks, those risks could increase volatility or reduce performance. The Fund may trade securities actively, which could increase its transaction costs (thus lowering performance) and may increase the amount of taxes that you pay.

For more information about these risks, please refer to the section titled “Investment Practices and Risks” in the Fund’s prospectus. An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	Loss of money is a risk of investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and the performance table below illustrate some of the risks and return volatility of an investment in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5 and 10 years compare with those of a broad measure of market performance. The Fund’s past performance (before or after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information may be obtained on the Fund’s website www.cavanalhillfunds.com or by calling 1-800-762-7085.

This bar chart shows changes in the Fund’s performance from year to year[1]. The returns for A Shares and Institutional Shares will differ from the returns for Investor Shares (which are shown in the bar chart) because of differences in the expenses of each class.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns

The bar chart and the performance table below illustrate some of the risks and return volatility of an investment in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5 and 10 years compare with those of a broad measure of market performance.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-762-7085
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.cavanalhillfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before or after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns for Investor Shares (Periods Ended 12/31)
Annual Return 2006	rr_AnnualReturn2006	2.84%
Annual Return 2007	rr_AnnualReturn2007	3.89%
Annual Return 2008	rr_AnnualReturn2008	3.88%
Annual Return 2009	rr_AnnualReturn2009	6.47%
Annual Return 2010	rr_AnnualReturn2010	1.94%
Annual Return 2011	rr_AnnualReturn2011	9.56%
Annual Return 2012	rr_AnnualReturn2012	3.57%
Annual Return 2013	rr_AnnualReturn2013	(1.70%)
Annual Return 2014	rr_AnnualReturn2014	4.41%
Annual Return 2015	rr_AnnualReturn2015	1.18%
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock	The performance information shown above is based on a calendar year.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best quarter:	Worst quarter:
3Q 2009	4Q 2010
4.87%	-3.78%

This table compares the Fund’s average annual total returns for periods ended December 31, 2015 to those of the Barclays U.S. Municipal Bond Index. Prior to January 1, 2006, a maximum sales charge of 2.50% was imposed. The A Shares, which impose a maximum sales charge of 2.00%, were not in existence before May 1, 2011. Prior to December 31, 2014, the A Shares were subject to a maximum sales charge of 3.75%. Institutional Shares were not in existence before December 30, 2005. Performance information reflects the Fund’s Investor Shares for periods prior to December 29, 2005 and May 2, 2011 for the Institutional and A Shares, respectively. Unlike Institutional Shares, Investor and A Shares bear a 12b-1 fee of 0.25%. Investor and Institutional Shares are subject to a Shareholder Servicing Fee of 0.25%, whereas the Shareholder Servicing Fee for A Shares is 0.10%. Each of these differences is reflected in the performance information. Accordingly, had the Institutional and A Shares of the Fund been offered for periods before December 30, 2005 and May 2, 2011, respectively, the performance information would have been different as a result of lower annual operating expenses. The stated returns assume the highest historical federal marginal income and capital gains tax rates. These after-tax returns do not reflect the effect of any applicable state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

Year to Date Return, Label	rr_YearToDateReturnLabel	Year to Year Return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Dec. 31, 2015
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	none
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	4.87%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(3.78%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (Periods Ended 12/31/2015)
Intermediate Tax-Free Bond Fund | Barclays U.S. Municipal Bond Index (reflects no deduction for expenses, fees or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for expenses, fees or taxes)
1 Year	rr_AverageAnnualReturnYear01	3.30%
5 Years	rr_AverageAnnualReturnYear05	5.35%
10 Years	rr_AverageAnnualReturnYear10	4.72%
Intermediate Tax-Free Bond Fund | A Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	AATFX
Maximum Sales Charge (Load) imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	2.00%
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[4]
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.45%
Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	0.10%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.25%
Less Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.45%)	[6]
Total Annual Fund Operating Expenses After Fee Waivers	rr_NetExpensesOverAssets	0.80%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 280
3 Years	rr_ExpenseExampleYear03	545
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	830
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,642
Intermediate Tax-Free Bond Fund | A Shares | Return Before Taxes (With Load)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(0.91%)
5 Years	rr_AverageAnnualReturnYear05	3.04%
10 Years	rr_AverageAnnualReturnYear10	3.41%
Intermediate Tax-Free Bond Fund | A Shares | Return Before Taxes (No Load)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	1.10%
5 Years	rr_AverageAnnualReturnYear05	3.46%
10 Years	rr_AverageAnnualReturnYear10	3.62%
Intermediate Tax-Free Bond Fund | Investor Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	APTFX
Maximum Sales Charge (Load) imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.60%
Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	0.25%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.40%
Less Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.59%)	[6]
Total Annual Fund Operating Expenses After Fee Waivers	rr_NetExpensesOverAssets	0.81%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 83
3 Years	rr_ExpenseExampleYear03	385
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	710
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,629
Intermediate Tax-Free Bond Fund | Investor Shares | Return After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	1.18%
5 Years	rr_AverageAnnualReturnYear05	3.30%
10 Years	rr_AverageAnnualReturnYear10	3.54%
Intermediate Tax-Free Bond Fund | Investor Shares | Return After Taxes on Distributions and Sale of Fund Shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	1.64%
5 Years	rr_AverageAnnualReturnYear05	3.19%
10 Years	rr_AverageAnnualReturnYear10	3.44%
Intermediate Tax-Free Bond Fund | Investor Shares | Return Before Taxes
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	1.18%
5 Years	rr_AverageAnnualReturnYear05	3.33%
10 Years	rr_AverageAnnualReturnYear10	3.56%
Intermediate Tax-Free Bond Fund | Institutional Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	AITEX
Maximum Sales Charge (Load) imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.55%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_Component2OtherExpensesOverAssets	0.60%
Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	0.25%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.15%
Less Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.60%)	[6]
Total Annual Fund Operating Expenses After Fee Waivers	rr_NetExpensesOverAssets	0.55%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 56
3 Years	rr_ExpenseExampleYear03	306
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	575
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,344
Intermediate Tax-Free Bond Fund | Institutional Shares | Return Before Taxes
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	1.45%
5 Years	rr_AverageAnnualReturnYear05	3.60%
10 Years	rr_AverageAnnualReturnYear10	3.84%
ACTIVE CORE FUND
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	ACTIVE CORE FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek capital appreciation and income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest or agree to invest in the future, at least $200,000 in Cavanal Hill Funds. More information about these and other discounts is available from your financial professional and in the section “Initial Sales Charge (Bond and Equity Funds, Class A Only)” and “Contingent Deferred Sales Charge (CDSC-Class A and C Only)” on page 47 in the prospectus and in the section “Additional Purchase and Redemption Information” on page 35 of the statement of additional information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment).
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 60% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	60.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

To pursue its objective, the Fund normally invests between 40% and 75% of its total assets in equity securities and at least 25% of its assets in fixed income securities that are rated within the three highest ratings categories assigned by a nationally recognized statistical ratings organization, or of comparable quality, at the time of purchase.

The equity portion of the Fund primarily consists of large capitalization, mid capitalization and small capitalization stocks. Large capitalization stocks include large U.S. companies with a market capitalization in excess of $10 billion. Mid capitalization stocks include U.S. companies with a market capitalization between $2.5 and $10 billion at the time of purchase. Small capitalization stocks include small U.S. companies having an average market capitalization below $2.5 billion at the time of purchase.

As its primary strategy, the portfolio management team of the Fund selects equity securities using a proprietary system that ranks stocks. Stocks are ranked using a large array of factors including but not limited to fundamental factors (i.e. valuation and growth) and technical factors (i.e. momentum, reversal and volatility) that have historically been linked to performance. Portfolio construction and risk management techniques are used to seek consistent, superior risk adjusted returns.

The portfolio management team of the Fund may augment its primary strategy by utilizing additional strategies involving exchange traded funds.

The debt portion of the Fund primarily consists of bonds; notes, debentures and bills issued by U.S. corporations or the U.S. government, its agencies, or instrumentalities; mortgage-related securities; asset backed securities, collateralized mortgage obligations and municipal bonds.

The Fund seeks to maintain a dollar-weighted average portfolio maturity of three to twelve years for the debt portion of its portfolio. The Fund also invests in money market instruments. If the rating of a security is downgraded after purchase, the portfolio management team will determine whether it is in the best interests of the Fund’s shareholders to continue to hold the security.

The portion of the Fund’s assets invested in equity and debt securities will vary in accordance with economic conditions, the level of stock prices, interest rates, and the risk associated with each investment.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration

To pursue its objective, the Fund normally invests between 40% and 75% of its total assets in equity securities and at least 25% of its assets in fixed income securities that are rated within the three highest ratings categories assigned by a nationally recognized statistical ratings organization, or of comparable quality, at the time of purchase.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Loss of money is a risk of investing in the Fund. In addition, the principal risks of investing in the Fund, which could adversely affect the Fund’s net asset value, yield or total return are (in alphabetical order):

•	Changing Fixed Income Market Conditions Risk — The historically low interest rate environment created in part by the Federal Reserve Board and certain foreign central banks keeping the federal funds and equivalent foreign rates at or near zero increases the risk that interest rates will rise. This risk is heightened due to the “tapering” of the Federal Reserve Board’s quantitative easing program and other similar foreign central bank actions. This tapering and eventual increase in the federal funds and equivalent foreign rates may expose fixed income markets to heightened volatility and reduced liquidity for certain fixed income investments, particularly those with longer maturities. As a result, the value of the Fund’s investments and share price may decline.

•	Credit Risk — Credit risk is the possibility that the issuer of a debt instrument will fail to repay interest and principal in a timely manner or a counterparty may be unable to fulfill an obligation to repurchase securities from the Fund, reducing the Fund’s return.

•	Emerging Markets Risk — Emerging market securities may present market, credit, currency, liquidity, legal, political, technical and other risks different from, or greater than, the risks of investing in developed countries. The economies of emerging market countries may be more dependent on relatively few industries. Securities markets, exchanges and legal and accounting systems in these countries are generally less developed and can be more volatile. The governments may also be more unstable.

•	Exchange Traded Fund (ETF) Risk — The ETFs in which the Funds invest are subject to the risks applicable to the types of securities and investments used by the ETFs. Because an ETF charges its own fees and expenses, fund shareholders will indirectly bear these costs. The use of leverage in an ETF can magnify any price movements, resulting in high volatility. Due to daily rebalancing, leverage, and liquidity, inverse ETFs may perform worse than the inverse movement of the underlying referenced financial asset, index or commodity’s return.

•	Foreign Investment Risk — Higher transaction costs, delayed settlements, currency controls or adverse economic and political developments may affect foreign investments.

•	Interest Rate Risk — The value of the Fund’s investments may decline due to an increase in interest rates. In general, the longer a security’s maturity, the greater the interest rate risk. If a portfolio has a six year average maturity, then a 1% increase in interest rates would cause an estimated 6% decline in asset value of the portfolio The Fund’s yield may decrease due to a decline in interest rates.

•	Issuer Specific — The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, earnings and sales trends, investor perceptions, financial leverage or reduced demand for the issuer’s goods or services.

•	Liquidity Risk — Certain securities may be difficult or impossible to sell at the time and the price that would normally prevail in the market.

•	Management Risk — There is no guarantee that the investment techniques and risk analyses used by the Fund’s portfolio managers will produce the desired results.

•	Market Risk — The market value of a security may move up and down, sometimes rapidly and unpredictably.

•	Mid Cap Risk — The risk that the stocks of mid-capitalization companies often have greater price volatility, lower trading volume, and less liquidity than the stocks of larger, more established companies.

•	Prepayment/Call Risk — There is a chance that the repayment of an asset backed or mortgage backed obligation will occur sooner than expected. Call risk is the possibility that, during periods of falling interest rates, a bond issuer will “call”— or repay — its bond before the bond’s maturity date.

•	Small Cap Risk — Small cap companies may be more vulnerable to adverse business or economic developments.

•	Valuation Risk — The risk associated with the assessment of appropriate pricing in a changing market where trading information may not be readily available.

To the extent that the Fund makes investments with additional risks, those risks could increase volatility or reduce performance. The Fund may trade securities actively, which could increase its transaction costs (thus lowering performance) and may increase the amount of taxes that you pay.

For more information about these risks, please refer to the section titled “Investment Practices and Risks” in the Fund’s prospectus. An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	Loss of money is a risk of investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and the performance table below illustrate some of the risks and return volatility of an investment in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5 and 10 years compare with those of a broad measure of market performance. The Fund’s past performance (before or after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information may be obtained on the Fund’s website www.cavanalhillfunds.com or by calling 1-800-762-7085.

This bar chart shows changes in the Fund’s performance from year to year[1]. The returns for A Shares, C Shares and Institutional Shares will differ from the returns for Investor Shares (which are shown in the bar chart) because of differences in the expenses of each class. The Fund changed its name from the Balanced Fund to the Active Core Fund in April, 2016.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns

The bar chart and the performance table below illustrate some of the risks and return volatility of an investment in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5 and 10 years compare with those of a broad measure of market performance.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-762-7085
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.cavanalhillfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before or after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns for Investor Shares (Periods Ended 12/31)
Annual Return 2006	rr_AnnualReturn2006	11.50%
Annual Return 2007	rr_AnnualReturn2007	5.87%
Annual Return 2008	rr_AnnualReturn2008	(27.26%)
Annual Return 2009	rr_AnnualReturn2009	24.00%
Annual Return 2010	rr_AnnualReturn2010	13.24%
Annual Return 2011	rr_AnnualReturn2011	3.03%
Annual Return 2012	rr_AnnualReturn2012	9.56%
Annual Return 2013	rr_AnnualReturn2013	14.52%
Annual Return 2014	rr_AnnualReturn2014	8.48%
Annual Return 2015	rr_AnnualReturn2015	(0.38%)
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock	The performance information shown above is based on a calendar year.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best quarter:	Worst quarter:
2Q 2009	4Q 2008
12.13%	-14.85%

This table compares the Fund’s average annual total returns for periods ended December 31, 2015 to those of the Russell 1000® Index and the Barclays U.S. Aggregate Bond Index. Prior to January 1, 2006, a maximum sales charge of 5.00% was imposed. The A Shares, which impose a maximum sales charge of 3.50%, were not in existence before May 1, 2011. Prior to December 31, 2014, the A Shares were subject to a maximum sales charge of 5.50%. Institutional Shares were not in existence before December 30, 2005. The C Shares were not in existence before December 31, 2014. Performance information reflects the Fund’s Investor Shares for periods prior to December 29, 2005 for Institutional Shares, May 2, 2011 for A Shares and December 30, 2014 for C Shares. Unlike Institutional Shares, Investor and A Shares bear a 12b-1 fee of 0.25% and C Shares bear a 12b-1 fee of 1.00%. Investor, Institutional and C Shares are subject to a Shareholder Servicing Fee of 0.25%, whereas the Shareholder Servicing Fee for A Shares is 0.10%. Each of these differences is reflected in the performance information. Accordingly, had the Institutional, A and C Shares of the Fund been offered for periods before December 30, 2005 and May 2, 2011 and December 30, 2014, respectively, the performance information would have been different as a result of different annual operating expenses. The stated returns assume the highest historical federal marginal income and capital gains tax rates. These after-tax returns do not reflect the effect of any applicable state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans. The Russell 1000® Index is presented to show how the Fund’s performance compares to an index of equity securities, while the Barclays U.S. Aggregate Bond Index shows how the Fund’s performance compares to an index of bond securities.

Year to Date Return, Label	rr_YearToDateReturnLabel	Year to Year Return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Dec. 31, 2015
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	none
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	12.13%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(14.85%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (Periods Ended 12/31/2015)
ACTIVE CORE FUND | Barclays U.S. Aggregate Bond Index (reflects no deduction for expenses, fees or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	0.55%
5 Years	rr_AverageAnnualReturnYear05	3.25%
10 Years	rr_AverageAnnualReturnYear10	4.51%
ACTIVE CORE FUND | Russell 1000 Index (reflects no deduction for expenses, fees or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	0.92%
5 Years	rr_AverageAnnualReturnYear05	12.44%
10 Years	rr_AverageAnnualReturnYear10	7.40%
ACTIVE CORE FUND | A Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	AABAX
Maximum Sales Charge (Load) imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.50%
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[7]
Management Fees	rr_ManagementFeesOverAssets	0.74%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.44%
Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	0.10%
Acquired Fund Fee and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.06%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.49%
Less Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.49%)	[8]
Total Annual Fund Operating Expenses After Fee Waivers	rr_NetExpensesOverAssets	1.00%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 448
3 Years	rr_ExpenseExampleYear03	758
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,090
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,027
ACTIVE CORE FUND | A Shares | Return Before Taxes (With Load)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(4.10%)
5 Years	rr_AverageAnnualReturnYear05	6.10%
10 Years	rr_AverageAnnualReturnYear10	4.95%
ACTIVE CORE FUND | A Shares | Return Before Taxes (No Load)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(0.64%)
5 Years	rr_AverageAnnualReturnYear05	6.85%
10 Years	rr_AverageAnnualReturnYear10	5.32%
ACTIVE CORE FUND | Investor Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	APBAX
Maximum Sales Charge (Load) imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.74%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.59%
Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	0.25%
Acquired Fund Fee and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.06%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.64%
Less Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.64%)	[8]
Total Annual Fund Operating Expenses After Fee Waivers	rr_NetExpensesOverAssets	1.00%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 102
3 Years	rr_ExpenseExampleYear03	455
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	831
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,890
ACTIVE CORE FUND | Investor Shares | Return After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(1.91%)
5 Years	rr_AverageAnnualReturnYear05	5.43%
10 Years	rr_AverageAnnualReturnYear10	3.87%
ACTIVE CORE FUND | Investor Shares | Return After Taxes on Distributions and Sale of Fund Shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	0.86%
5 Years	rr_AverageAnnualReturnYear05	5.21%
10 Years	rr_AverageAnnualReturnYear10	3.95%
ACTIVE CORE FUND | Investor Shares | Return Before Taxes
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(0.38%)
5 Years	rr_AverageAnnualReturnYear05	6.92%
10 Years	rr_AverageAnnualReturnYear10	5.35%
ACTIVE CORE FUND | Institutional Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	AIBLX
Maximum Sales Charge (Load) imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.74%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_Component2OtherExpensesOverAssets	0.59%
Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	0.25%
Acquired Fund Fee and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.06%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.39%
Less Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.64%)	[8]
Total Annual Fund Operating Expenses After Fee Waivers	rr_NetExpensesOverAssets	0.75%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 77
3 Years	rr_ExpenseExampleYear03	377
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	699
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,613
ACTIVE CORE FUND | Institutional Shares | Return Before Taxes
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(0.33%)
5 Years	rr_AverageAnnualReturnYear05	7.14%
10 Years	rr_AverageAnnualReturnYear10	5.59%
ACTIVE CORE FUND | Class C
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	AACBX
U.S. Large Cap Equity Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	U.S. LARGE CAP EQUITY FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek growth of capital and, secondarily, income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest or agree to invest in the future, at least $200,000 in Cavanal Hill Funds. More information about these and other discounts is available from your financial professional and in the section “Initial Sales Charge (Bond and Equity Funds, Class A Only)” and “Contingent Deferred Sales Charge (CDSC-Class A and C Only)” on page 47 in the prospectus and in the section “Additional Purchase and Redemption Information” on page 35 of the statement of additional information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment).
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 61% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	61.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

To pursue its objective, under normal circumstances, the Fund invests at least 80% of its assets in equity securities of large U.S. companies. This policy will not be changed without at least 60 days prior notice to shareholders. “Equity securities” for purposes of this policy refers to common stocks and securities convertible into common stocks.

The Fund invests at least 80% of its assets in equity securities of large U.S. companies having a market capitalization in excess of $10 billion at the time of purchase.

The portfolio management team of the Fund seeks to identify companies that possess the following fundamental characteristics: strong, sustainable earnings and revenue growth prospects, industry leadership with a competitive advantage, high levels of profitability and earnings quality, strong management teams, defensible business models and limited exposure to cyclical earnings.

In pursuing the investment strategy, the portfolio management team seeks to enhance the after-tax returns to shareholders by employing various investment practices that are designed to reduce taxable distributions to shareholders. These practices are expected to reduce, but not eliminate, taxable distributions.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration

To pursue its objective, under normal circumstances, the Fund invests at least 80% of its assets in equity securities of large U.S. companies. This policy will not be changed without at least 60 days prior notice to shareholders. “Equity securities” for purposes of this policy refers to common stocks and securities convertible into common stocks.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Loss of money is a risk of investing in the Fund. In addition, the principal risks of investing in the Fund, which could adversely affect the Fund’s net asset value, yield or total return are (in alphabetical order):

•	Issuer Specific — The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, earnings and sales trends, investor perceptions, financial leverage or reduced demand for the issuer’s goods or services.

•	Management Risk — There is no guarantee that the investment techniques and risk analyses used by the Fund’s portfolio managers will produce the desired results.

•	Market Risk — The market value of a security may move up and down, sometimes rapidly and unpredictably.

To the extent that the Fund makes investments with additional risks, those risks could increase volatility or reduce performance. The Fund may trade securities actively, which could increase its transaction costs (thus lowering performance) and may increase the amount of taxes that you pay.

For more information about these risks, please refer to the section titled “Investment Practices and Risks” in the Fund’s prospectus. An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	Loss of money is a risk of investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and the performance table below illustrate some of the risks and return volatility of an investment in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns 1, 5 and 10 years compare with those of a broad measure of market performance. The Fund’s past performance (before or after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information may be obtained on the Fund’s website www.cavanalhillfunds.com or by calling 1-800-762-7085.

This bar chart shows changes in the Fund’s performance from year to year[1]. The returns for A Shares, C Shares and Institutional Shares will differ from the returns for Investor Shares (which are shown in the bar chart) because of differences in the expenses of each class.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns

The bar chart and the performance table below illustrate some of the risks and return volatility of an investment in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns 1, 5 and 10 years compare with those of a broad measure of market performance.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-762-7085
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.cavanalhillfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before or after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns for Investor Shares (Periods Ended 12/31)
Annual Return 2006	rr_AnnualReturn2006	13.22%
Annual Return 2007	rr_AnnualReturn2007	9.67%
Annual Return 2008	rr_AnnualReturn2008	(35.69%)
Annual Return 2009	rr_AnnualReturn2009	31.02%
Annual Return 2010	rr_AnnualReturn2010	13.60%
Annual Return 2011	rr_AnnualReturn2011	(4.44%)
Annual Return 2012	rr_AnnualReturn2012	10.79%
Annual Return 2013	rr_AnnualReturn2013	31.69%
Annual Return 2014	rr_AnnualReturn2014	11.69%
Annual Return 2015	rr_AnnualReturn2015	(1.04%)
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock	The performance information shown above is based on a calendar year.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best quarter:	Worst quarter:
2Q 2009	4Q 2008
16.83%	-23.25%

This table compares the Fund’s average annual total returns for periods ended December 31, 2015 to those of the Russell 1000® Index. Prior to January 1, 2006, a maximum sales charge of 5.00% was imposed. The A Shares, which impose a maximum sales charge of 3.50%, were not in existence before May 1, 2011. Institutional Shares were not in existence before December 30, 2005. Prior to December 31, 2015, the A Shares were subject to a maximum sales charge of 5.50%. The C Shares were not in existence before December 31, 2014. Performance information reflects the Fund’s Investor Shares for periods prior to December 29, 2005 for Institutional Shares. May 2, 2011 for and A Shares and December 31, 2014 for C Shares. Unlike Institutional Shares, Investor and A Shares bear a 12b-1 fee of 0.25% and C Shares bear a 12b-1 fee of 1.00%. Investor, Institutional and C Shares are subject to a Shareholder Servicing Fee of 0.25%, whereas the Shareholder Servicing Fee for A Shares is 0.10%. Each of these differences is reflected in the performance information. Accordingly, had the Institutional, A and C Shares of the Fund been offered for periods prior to December 30, 2005, May 2, 2011 and December 31, 2014, respectively, the performance information would have been different as a result of different annual operating expenses. The stated returns assume the highest historical federal marginal income and capital gains tax rates. These after-tax returns do not reflect the effect of any applicable state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

Year to Date Return, Label	rr_YearToDateReturnLabel	Year to Year Return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Dec. 31, 2015
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	none
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.83%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.25%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (Periods Ended 12/31/2015)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for expenses, fees or taxes)
U.S. Large Cap Equity Fund | Russell 1000 Index (reflects no deduction for expenses, fees or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	0.92%
5 Years	rr_AverageAnnualReturnYear05	12.44%
10 Years	rr_AverageAnnualReturnYear10	7.40%
U.S. Large Cap Equity Fund | A Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	AAEQX
Maximum Sales Charge (Load) imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.50%
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[7]
Management Fees	rr_ManagementFeesOverAssets	0.69%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.48%
Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	0.10%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.42%
Less Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.39%)	[9]
Total Annual Fund Operating Expenses After Fee Waivers	rr_NetExpensesOverAssets	1.03%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 451
3 Years	rr_ExpenseExampleYear03	747
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,063
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,960
U.S. Large Cap Equity Fund | A Shares | Return Before Taxes (With Load)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(4.68%)
5 Years	rr_AverageAnnualReturnYear05	8.25%
10 Years	rr_AverageAnnualReturnYear10	5.86%
U.S. Large Cap Equity Fund | A Shares | Return Before Taxes (No Load)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(1.23%)
5 Years	rr_AverageAnnualReturnYear05	9.02%
10 Years	rr_AverageAnnualReturnYear10	6.23%
U.S. Large Cap Equity Fund | Investor Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	APEQX
Maximum Sales Charge (Load) imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.69%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.63%
Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	0.25%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.57%
Less Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.54%)	[9]
Total Annual Fund Operating Expenses After Fee Waivers	rr_NetExpensesOverAssets	1.03%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 105
3 Years	rr_ExpenseExampleYear03	443
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	804
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,822
U.S. Large Cap Equity Fund | Investor Shares | Return After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(1.93%)
5 Years	rr_AverageAnnualReturnYear05	7.61%
10 Years	rr_AverageAnnualReturnYear10	5.51%
U.S. Large Cap Equity Fund | Investor Shares | Return After Taxes on Distributions and Sale of Fund Shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	0.15%
5 Years	rr_AverageAnnualReturnYear05	7.05%
10 Years	rr_AverageAnnualReturnYear10	4.98%
U.S. Large Cap Equity Fund | Investor Shares | Return Before Taxes
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(1.04%)
5 Years	rr_AverageAnnualReturnYear05	9.03%
10 Years	rr_AverageAnnualReturnYear10	6.24%
U.S. Large Cap Equity Fund | Institutional Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	AIEQX
Maximum Sales Charge (Load) imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.69%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_Component2OtherExpensesOverAssets	0.63%
Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	0.25%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.32%
Less Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.54%)	[9]
Total Annual Fund Operating Expenses After Fee Waivers	rr_NetExpensesOverAssets	0.78%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 80
3 Years	rr_ExpenseExampleYear03	365
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	672
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,543
U.S. Large Cap Equity Fund | Institutional Shares | Return Before Taxes
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(0.98%)
5 Years	rr_AverageAnnualReturnYear05	9.28%
10 Years	rr_AverageAnnualReturnYear10	6.49%
Opportunistic Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	OPPORTUNISTIC FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Opportunistically investing to generate positive investment returns.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest or agree to invest in the future, at least $200,000 in Cavanal Hill Funds. More information about these and other discounts is available from your financial professional and in the section “Initial Sales Charge (Bond and Equity Funds, Class A Only)” and “Contingent Deferred Sales Charge (CDSC-Class A and C Only)” on page 47 in the prospectus and in the section “Additional Purchase and Redemption Information” on page 35 of the statement of additional information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment).
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 249% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	249.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

To pursue its objective, under normal circumstances, the Fund may trade frequently and may invest in a wide range of financial instruments, market sectors and asset classes in the U.S. and other markets. Investments may include any asset for which there is a liquid market. The Fund opportunistically selects investments where it believes value is not fully recognized by the market.

The Fund may invest in long and short positions in equity securities of issuers of any market capitalization, including convertible and private placement/restricted securities. It may hold all or a portion of its assets in U.S. Treasury Obligations, cash or short-term fixed income or money market securities. The Fund may also invest in pooled investment vehicles, including other registered investment companies, exchange traded funds (“ETFs”) and exchange traded notes (“ETNs”).

The Fund may from time to time invest in fixed income securities of any credit quality and maturity.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration

To pursue its objective, under normal circumstances, the Fund may trade frequently and may invest in a wide range of financial instruments, market sectors and asset classes in the U.S. and other markets. Investments may include any asset for which there is a liquid market. The Fund opportunistically selects investments where it believes value is not fully recognized by the market.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Loss of money is a risk of investing in the Fund. In addition, the principal risks of investing in the Fund, which could adversely affect the Fund’s net asset value, yield or total return are (in alphabetical order):

•	Credit Risk — Credit risk is the possibility that the issuer of a debt instrument will fail to repay interest and principal in a timely manner or a counterparty may be unable to fulfill an obligation to repurchase securities from the Fund, reducing the Fund’s return.

•	Exchange Traded Fund (ETF) Risk — The ETFs in which the Funds invest are subject to the risks applicable to the types of securities and investments used by the ETFs. Because an ETF charges its own fees and expenses, fund shareholders will indirectly bear these costs. The use of leverage in an ETF can magnify any price movements, resulting in high volatility. Due to daily rebalancing, leverage, and liquidity, inverse ETFs may perform worse than the invers movement of the underlying referenced financial asset, index or commodity’s return.

•	Exchange Traded Note (ETN) Risk — Because ETNs are unsecured, unsubordinated debt securities; an investment in an ETN exposes the Fund to the risk that an ETN issuer’s credit rating may be downgraded. The value of an ETN may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying securities’ markets, changes in the applicable interest rates and economic, legal, political, or geographic events that affect the referenced index. In addition, the Fund will bear its proportionate share of the fees and expenses of the ETN, which may cause the Fund’s operating expenses to be higher and its performance to be lower.

•	Income Risk — The Fund’s yield may decrease due to a decline in interest rates.

•	Issuer Specific Risk — The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, earnings and sales trends, investor perceptions, financial leverage or reduced demand for the issuer’s goods or services.

•	Junk Bond Risk — Lower rated securities (“junk” bonds) generally offer higher interest payments because the company that issues the bond – the issuer – is at greater risk of default (failure to repay the bond). This may be because the issuer is small or new to the market, the issuer has financial difficulties, or the issuer has a greater amount of debt.

•	Limited Number of Holdings — As a large percentage of a fund’s assets may be invested in a limited number of securities, each investment has a greater effect on a Fund’s overall performance and any change in the value of those securities could significantly affect the value of your investment in the fund.

•	Liquidity Risk — Certain securities may be difficult or impossible to sell at the time and the price that would normally prevail in the market.

•	Management Risk — There is no guarantee that the investment techniques and risk analyses used by the Fund’s portfolio managers will produce the desired results.

•	Market Risk — The market value of a security may move up and down, sometimes rapidly and unpredictably.

•	Mid Cap Risk — The risk that the stocks of mid-capitalization companies often have greater price volatility, lower trading volume, and less liquidity than the stocks of larger, more established companies.

•	Portfolio Turnover Risk – Active and frequent trading may result in the realization and distribution to shareholders of higher capital gains as compared to a fund with less active trading policies, which would increase an investor’s tax liability unless shares are held through a tax deferred or exempt vehicle. Frequent trading also increases transaction costs, which could detract from the Fund’s performance.

•	Small Cap Risk — Small cap companies may be more vulnerable to adverse business or economic developments.

To the extent that the Fund makes investments with additional risks, those risks could increase volatility or reduce performance. The Fund may trade securities actively, which could increase its transaction costs (thus lowering performance) and may increase the amount of taxes that you pay.

For more information about these risks, please refer to the section titled “Investment Practices and Risks” in the Fund’s prospectus. An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	Loss of money is a risk of investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and the performance table below illustrate some of the risks and return volatility of an investment in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns 1, 5 and 10 years compare with those of a broad measure of market performance. The Fund’s past performance (before or after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information may be obtained on the Fund’s website www.cavanalhillfunds.com or by calling 1-800-762-7085.

This bar chart shows changes in the Fund’s performance from year to year[1]. The returns for A Shares, C Shares and Institutional Shares will differ from the returns for Investor Shares (which are shown in the bar chart) because of differences in the expenses of each class.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns

The bar chart and the performance table below illustrate some of the risks and return volatility of an investment in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns 1, 5 and 10 years compare with those of a broad measure of market performance.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-762-7085
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.cavanalhillfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before or after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns for Investor Shares (Periods Ended 12/31)
Annual Return 2012	rr_AnnualReturn2012	16.84%
Annual Return 2013	rr_AnnualReturn2013	24.22%
Annual Return 2014	rr_AnnualReturn2014	2.38%
Annual Return 2015	rr_AnnualReturn2015	1.20%
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock	The performance information shown above is based on a calendar year.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best quarter:	Worst quarter:
1Q 2012	3Q 2015
11.50%	-5.10%

This table compares the Fund’s average annual total returns for periods ended December 31, 2015 to those of the S&P 500 Index and the HFRX Equity Hedge Index. The A Shares impose a maximum sales charge of 3.50%. Prior to December 31, 2014, the A Shares were subject to a maximum sales charge of 5.50%. The C Shares were not in existence before December 31, 2014. Performance information reflects the Fund’s Investors Shares for periods prior to December 31, 2014 for C Shares. Unlike Investor Shares, which bears a 12b-1 fee of 0.25%, C Shares bear a 12b-1 fee of 1.00%. This difference is reflected in the performance information. Accordingly had the C Shares been offered for periods before December 31, 2014, the performance would have been different as a result of different annual operating expenses. The stated returns assume the highest historical federal marginal income and capital gains tax rates. These after-tax returns do not reflect the effect of any applicable state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 401(k) plans.

Year to Date Return, Label	rr_YearToDateReturnLabel	Year to Year Return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Dec. 31, 2015
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	none
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	11.50%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2015
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(5.10%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (Periods Ended 12/31/2015)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for expenses, fees or taxes)
Opportunistic Fund | HFRX Equity Hedge Index (reflects no deduction for expenses, fees or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for expenses, fees or taxes)
1 Year	rr_AverageAnnualReturnYear01	(2.33%)
Since Inception	rr_AverageAnnualReturnSinceInception	1.98%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 01, 2011
Opportunistic Fund | S&P 500 Index (reflects no deduction for expenses, fees or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for expenses, fees or taxes)
1 Year	rr_AverageAnnualReturnYear01	0.75%
Since Inception	rr_AverageAnnualReturnSinceInception	14.37%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 01, 2011
Opportunistic Fund | A Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	AAOPX
Maximum Sales Charge (Load) imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.50%
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[7]
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.69%
Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	0.10%
Acquired Fund Fee and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.14%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.93%
Less Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[10]
Total Annual Fund Operating Expenses After Fee Waivers	rr_NetExpensesOverAssets	1.83%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 529
3 Years	rr_ExpenseExampleYear03	926
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,346
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,517
Opportunistic Fund | A Shares | Return Before Taxes (With Load)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(2.31%)
Since Inception	rr_AverageAnnualReturnSinceInception	9.94%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 01, 2011
Opportunistic Fund | A Shares | Return Before Taxes (No Load)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	1.20%
Since Inception	rr_AverageAnnualReturnSinceInception	10.84%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 01, 2011
Opportunistic Fund | Investor Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	APOPX
Maximum Sales Charge (Load) imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.84%
Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	0.25%
Acquired Fund Fee and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.14%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.08%
Less Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.21%)	[10]
Total Annual Fund Operating Expenses After Fee Waivers	rr_NetExpensesOverAssets	1.87%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 190
3 Years	rr_ExpenseExampleYear03	632
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,099
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,394
Opportunistic Fund | Investor Shares | Return After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	0.39%
Since Inception	rr_AverageAnnualReturnSinceInception	9.57%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 01, 2011
Opportunistic Fund | Investor Shares | Return After Taxes on Distributions and Sale of Fund Shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	0.96%
Since Inception	rr_AverageAnnualReturnSinceInception	8.12%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 01, 2011
Opportunistic Fund | Investor Shares | Return Before Taxes
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	1.20%
Since Inception	rr_AverageAnnualReturnSinceInception	10.77%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 01, 2011
Opportunistic Fund | Institutional Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	AIOPX
Maximum Sales Charge (Load) imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_Component2OtherExpensesOverAssets	0.84%
Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	0.25%
Acquired Fund Fee and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.14%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.83%
Less Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.25%)	[10]
Total Annual Fund Operating Expenses After Fee Waivers	rr_NetExpensesOverAssets	1.58%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 161
3 Years	rr_ExpenseExampleYear03	551
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	967
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,127
Opportunistic Fund | Institutional Shares | Return Before Taxes
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	1.55%
Since Inception	rr_AverageAnnualReturnSinceInception	11.13%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 01, 2011
Opportunistic Fund | C Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	AACOX
Maximum Sales Charge (Load) imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[7]
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.84%
Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	0.25%
Acquired Fund Fee and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.14%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.83%
Less Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.25%)	[10]
Total Annual Fund Operating Expenses After Fee Waivers	rr_NetExpensesOverAssets	2.58%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 261
3 Years	rr_ExpenseExampleYear03	853
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,472
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 3,139
1 Year	rr_AverageAnnualReturnYear01	0.54%
Since Inception	rr_AverageAnnualReturnSinceInception	10.60%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 01, 2011
World Energy Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	WORLD ENERGY FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek growth and income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest or agree to invest in the future, at least $200,000 in Cavanal Hill Funds. More information on these and other discounts is available from your financial professional and in the section “Initial Sales Charge (Bond and Equity Funds, Class A Only)” and “Contingent Deferred Sales Charge (CDSC-Class A and C Only)” on page 47 in the prospectus and in the section “Additional Purchase and Redemption Information” on page 35 of the statement of additional information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment).
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 167% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	167.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

To pursue its objective, under normal circumstances, the Fund invests at least 80% of its net assets in a wide range of energy-related financial instruments issued in the U.S. and markets around the world. Energy-related financial instruments may include foreign and domestic securities of issuers that derive more than fifty percent of their assets, revenue or income from activities related to the exploration, extraction, mining, research, development, conservation, refinement, production, transfer, transmission, and transportation of conventional, alternative, renewable and sustainable energy sources, utilities, petrochemicals, plastics, and suppliers and servicers to such industries. Investments typically include a combination of common stock, bonds, exchange traded funds (“ETFs”) and exchange traded notes (“ETNs”) but may also include other asset types that are related to energy industry activities. The Fund may also seek to increase the return of the Fund and to hedge (or protect) the value of its assets by investing in derivative instruments, including options, futures and indexed securities. The Fund may also seek to provide exposure to the investment returns of commodities through investment in commodity-linked derivative instruments, commodity futures, options on commodity future contracts, and investment vehicles that focus on commodities such as ETFs that invest in commodities, commodity options and futures.

The Fund is non-diversified, meaning it may invest in fewer individual holdings than a diversified fund. Therefore, the Fund is more exposed to individual security volatility than a diversified fund. The Fund may engage in active and frequent trading.

Under normal market conditions, the Fund will invest at least 40%, but may invest up to 100%, of its net assets in the securities of issuers organized or having their principal place of business outside the U.S. or doing a substantial amount of business outside the U.S. The Fund will consider an issuer to be doing a substantial amount of business outside the U.S. if it derives more than fifty percent of its assets, revenue or income outside of the U.S. or is an international focused ETF or ETN. Under normal market conditions, the Fund invests in issuers from at least three different countries. The Investment Adviser invests the Fund’s assets based on its judgment about issuers, risk, prices of securities, market conditions and other economic factors in the U.S. and around the world.

The Fund may invest in long and short positions in securities of issuers of any market capitalization, emerging market securities, American depository receipts (“ADRs“), European depository receipts, (“EDRs”), global depository receipts (“GDRs”), and master limited partnerships (“MLPs”). The Fund may also invest in pooled investment vehicles, including other registered investment companies ETNs and ETFs, including leveraged and inverse ETFs.

The Fund may invest in fixed income securities of any credit quality and maturity, including those of defaulted/distressed issuers. These securities can be rated below investment grade (i.e. “junk bonds”) and thus rated below Baa3 by Moody’s, BBB- by S&P or BBB- by Fitch Ratings Ltd. or unrated and securities in default. Fixed income investments may include foreign and domestic sovereign issued securities.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration

To pursue its objective, under normal circumstances, the Fund invests at least 80% of its net assets in a wide range of energy-related financial instruments issued in the U.S. and markets around the world.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Loss of money is a risk of investing in the Fund. In addition, the principal risks of investing in the Fund, which could adversely affect the Fund’s net asset value, yield or total return are (in alphabetical order):

•	Commodity Risk – The Fund’s exposure to commodities may subject the Fund to greater volatility than investments in traditional securities. The commodities markets may fluctuate widely based on a variety of factors, including changes in overall market movements, domestic and foreign political and economic events and policies, war, acts of terrorism, changes in domestic or foreign interest rates and/or investor expectations concerning interest rates, domestic and foreign inflation rates and investment and trading activities of mutual funds, hedge funds and commodities funds. Prices of various commodities may also be affected by factors such as weather, embargoes, tariffs and other regulatory developments. The prices of commodities can also fluctuate widely due to supply and demand disruptions in major producing or consuming regions. Investments in commodity futures may be more volatile then the price of the underlying commodity.

•	Concentration Risk – The Fund’s concentration in energy-related industry securities may present more risks than would be the case with funds that diversify investments in numerous industries and sectors of the economy. A downturn in the energy sectors would have a larger impact on the World Energy Fund than on a fund that does not concentrate in these industries. Energy sector securities can be significantly affected by events related to political developments, energy conservation, commodity prices, and tax and government regulations. The performance of securities in the Fund may, at times, lag the performance of companies in other sectors or the broader market as a whole.

•	Credit Enhancement Risk – Credit enhancement risk involves the possibility that a “credit enhancer,” such as a letter of credit, declines in quality and therefore leads to a decrease in the value of the Fund’s investments.

•	Credit Risk – Credit risk is the possibility that the issuer of a debt instrument will fail to repay interest and principal in a timely manner or a counterparty may be unable to fulfill an obligation to repurchase securities from the Fund, reducing the Fund’s return.

•	Currency Risk – The potential risk of loss from unfavorable changes in the exchange rates between the U.S. dollar and foreign currencies. Funds that invest directly in foreign currencies, or in securities that trade in, or receive revenues in, foreign currencies, or in derivatives that provide exposure to foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. Exchange rate volatility may affect the ability of an issuer to repay U.S. dollar denominated debt, thereby increasing credit risk.

•	Depositary Receipts Risk – There may be less material information available regarding issuers of unsponsored depositary receipts and, therefore, there may not be a correlation between such information and the market value of the depositary receipts. Depositary receipts are generally subject to the same risks as the foreign securities.

•	Derivatives Risk – The risk of investing in derivative instruments, including liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested. The Fund typically uses derivatives as a substitute for taking a position in the underlying asset or as part of a strategy designed to reduce exposure to other risks, such as interest rate or currency risk. The Fund may also use derivatives for leverage, in which case their use would involve leveraging risk. The Fund’s investments in commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting the energy industry or energy commodities.

•	Emerging Markets Risk – Emerging market securities may present market, credit, currency, liquidity, legal, political, technical and other risks different from, or greater than, the risks of investing in developed countries. The economies of emerging market countries may be more dependent on relatively few industries. Securities markets, exchanges and legal and accounting systems in these countries are generally less developed and can be more volatile. The governments may also be more unstable.

•	Energy Industry Risk – Investment risks associated with investing in energy securities include price fluctuation caused by real and perceived inflationary trends and political developments, the cost assumed in complying with environmental regulation, changes in environmental regulation, energy conservation, demand for energy resources, fluctuations in energy prices, exploration and production spending, technological developments, depletion of resources, import controls, weather, world events and economic conditions.

•	Exchange Traded Fund (ETF) Risk – The ETFs in which the Funds invest are subject to the risks applicable to the types of securities and investments used by the ETFs. Because an ETF charges its own fees and expenses, fund shareholders will indirectly bear these costs. The use of leverage in an ETF can magnify any price movements, resulting in high volatility. Due to daily rebalancing, leverage, and liquidity, inverse ETFs may perform worse than the inverse movement of the underlying referenced financial asset, index or commodity’s return.

•	Exchange Traded Note (ETN) Risk – Because ETNs are unsecured, unsubordinated debt securities; an investment in an ETN exposes the Fund to the risk that an ETN issuer’s credit rating may be downgraded. The value of an ETN may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying securities’ markets, changes in the applicable interest rates and economic, legal, political, or geographic events that affect the referenced index. In addition, the Fund will bear its proportionate share of the fees and expenses of the ETN, which may cause the Fund’s operating expenses to be higher and its performance to be lower.

•	Foreign Investment Risk – The risk associated with higher transaction costs, delayed settlements, currency controls or adverse economic and political developments. Foreign securities may be affected by incomplete or inaccurate financial information on companies. There is a risk of loss attributable to social upheavals, unfavorable governmental or political actions, seizure of foreign deposits, changes in tax or trade statutes, and governmental collapse and war. These risks are more significant in emerging markets.

•	High Yield Securities Risk – Fixed income securities rated below investment grade and unrated securities of similar credit quality (commonly referred to as “junk bonds” or high yield securities) are regarded as being predominantly speculative as to the issuer’s ability to make payments of principal and interest. Investments in such securities involve substantial risk. Issuers of high yield securities may be highly leveraged and may not have available to them more traditional methods of financing. Therefore, the risks associated with acquiring the securities of such issuers generally are greater than is the case with investment grade securities. The value of high yield securities tends to be very volatile due to such factors as specific corporate developments, interest rate sensitivity, less secondary market activity, and negative perceptions of high yield securities and the junk bond markets generally, particularly in times of market stress.

•	Income Risk – The Fund’s yield may decrease due to a decline in interest rates.

•	Interest Rate Risk – The value of the Fund’s interest-bearing investments may decline due to an increase in interest rates. In general, the longer a security’s maturity, the greater the interest rate risk. The Fund’s yield may decrease due to a decline in interest rates.

•	Issuer Specific Risk – The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, earnings and sales trends, investor perceptions, financial leverage and reduced demand for the issuer’s goods or services.

•	Leverage Risk – The risk associated with securities or practices that multiply small index or market movements into large changes in value. Leverage is often associated with investments in derivatives, but also may be embedded directly in the characteristics of other securities.

•	Limited Number of Holdings Risk – As a large percentage of a fund’s assets may be invested in a limited number of securities, each investment has a greater effect on a fund’s overall performance and any change in the value of those securities could significantly affect the value of your investment in the fund.

•	Liquidity Risk – Certain securities may be difficult or impossible to sell at the time and the price that would normally prevail in the market.

•	Management Risk – There is no guarantee that the investment techniques and risk analyses used by the Fund’s portfolio managers will produce the desired results.

•	Market Risk – The market value of a security may move up and down, sometimes rapidly and unpredictably.

•	Master Limited Partnership Risk – The interests or “units” of an MLP are listed and traded on securities exchanges or in the over-the-counter market and their value fluctuates predominantly based on prevailing market conditions and the success of the MLP. MLPs carry many of the risks inherent in investing in a partnership. Unit holders of an MLP may not be afforded corporate protections to the same extent as shareholders of a corporation. In addition, unlike owners of common stock of a corporation, holders of common units of an MLP may have more limited control and limited rights to vote on matters affecting the MLP and have no ability to elect directors annually. In the event of liquidation, common units have preference over subordinated units, but not over debt or preferred units, to the remaining assets of the MLP.

•	Mid Cap Risk — The risk that the stocks of mid-capitalization companies often have greater price volatility, lower trading volume, and less liquidity than the stocks of larger, more established companies.

•	Non-Diversification Risk — A Fund that is classified as non-diversified may invest a greater portion of its assets in a limited number of issuers than would be the case if the Fund were classified as diversified. The value of the Fund may decrease in response to the activities and financial prospects of one or a small number of securities in the Fund’s portfolio. Additionally, the Fund may be subject to greater risk, because the Fund’s performance may be more sensitive to any single economic, business, political, or regulatory occurrence than the value of shares of a diversified Fund.

•	Portfolio Turnover Risk – Active and frequent trading may result in the realization and distribution to shareholders of higher capital gains as compared to a fund with less active trading policies, which would increase an investor’s tax liability unless shares are held through a tax deferred or exempt vehicle. Frequent trading also increases transaction costs, which could detract from the Fund’s performance.

•	Regulatory Risk – The risk that a change in laws or regulations will materially affect a security, business, sector or market. A change in laws or regulations made by the government or a regulatory body can increase the costs of operating a business, reduce the attractiveness of investment and/or change the competitive landscape. Regulatory risk also includes the risk associated with federal and state laws which may restrict the remedies that a lender has when a borrower defaults on loans. These laws include restrictions on foreclosures, redemption rights after foreclosure, federal and state bankruptcy and debtor relief laws, restrictions on “due on sale” clauses, and state usury laws.

•	Short Sale Risk – Short sales expose the Fund to the risk that it will be required to cover its short position at a disadvantageous price. Selling securities short can represent a form of leverage, which may increase the volatility of returns and exaggerate losses.

•	Small Cap Risk – Small cap companies may be more vulnerable to adverse business or economic developments.

•	Valuation Risk – The risk associated with the assessment of appropriate pricing in a changing market where trading information may not be readily available.

For more information about these risks, please refer to the section titled “Investment Practices and Risks” in the Fund’s prospectus. An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	Loss of money is a risk of investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and the performance table below illustrate some of the risks and return volatility of an investment in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5 and 10 years compare with those of a broad measure of market performance. The Fund’s past performance (before or after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information may be obtained on the Fund’s website www.cavanalhillfunds.com or by calling 1-800-762-7085.

This bar chart shows changes in the Fund’s performance from year to year[1]. The returns for A Shares, C Shares and Institutional Shares will differ from the returns for Investor Shares (which are shown in the bar chart) because of differences in the expenses of each class.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns

The bar chart and the performance table below illustrate some of the risks and return volatility of an investment in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1, 5 and 10 years compare with those of a broad measure of market performance.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-762-7085
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.cavanalhillfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before or after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns for Investor Shares (Periods Ended 12/31)
Annual Return 2015	rr_AnnualReturn2015	(16.75%)
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock	The performance information shown above is based on a calendar year.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best quarter:	Worst quarter:
1Q 2015	3Q 2015
0.75%	-15.05%

This table compares the Fund’s average annual total returns for periods ended December 31, 2015 to those of the S&P 500 Index, the MSCI World Energy Index and the Lipper Global Natural Resources Funds Average. The A Shares impose a maximum sales charge of 3.50%. Prior to December 31, 2014, the A Shares were subject to a maximum sales charge of 5.50%. The C Shares have not completed a full year of operations, so no performance information is presented for C Shares. The stated returns assume the highest historical federal marginal income and capital gains tax rates. These after-tax returns do not reflect the effect of any applicable state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors holding shares through tax-deferred programs, such as IRA or 40 I (k) plans.

Year to Date Return, Label	rr_YearToDateReturnLabel	Year to Year Return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Dec. 31, 2015
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	none
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2015
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.75%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2015
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(15.05%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (Periods Ended 12/31/2015)
World Energy Fund | S&P 500 Index (reflects no deduction for expenses, fees or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	0.75%
Since Inception	rr_AverageAnnualReturnSinceInception	11.08%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 03, 2014
World Energy Fund | Class A
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	AAWEX
Maximum Sales Charge (Load) imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.50%
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[11]
Management Fees	rr_ManagementFeesOverAssets	0.70%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.49%
Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	0.10%
Acquired Fund Fee and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.04%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.48%
Less Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.20%)	[12]
Total Annual Fund Operating Expenses After Fee Waivers	rr_NetExpensesOverAssets	1.28%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 476
3 Years	rr_ExpenseExampleYear03	783
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,111
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,040
World Energy Fund | Class A | Return Before Taxes (With Load)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(19.60%)
Since Inception	rr_AverageAnnualReturnSinceInception	(12.58%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 03, 2014
World Energy Fund | Class A | Return Before Taxes (No Load)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(16.72%)
Since Inception	rr_AverageAnnualReturnSinceInception	(10.94%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 03, 2014
World Energy Fund | Class C
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	ACWEX
Maximum Sales Charge (Load) imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[11]
Management Fees	rr_ManagementFeesOverAssets	0.70%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.64%
Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	0.25%
Acquired Fund Fee and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.04%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.38%
Less Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.31%)	[12]
Total Annual Fund Operating Expenses After Fee Waivers	rr_NetExpensesOverAssets	2.07%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 210
3 Years	rr_ExpenseExampleYear03	713
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,242
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,693
World Energy Fund | Class C | Return Before Taxes
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(18.27%)
Since Inception	rr_AverageAnnualReturnSinceInception	(11.61%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 03, 2014
World Energy Fund | Investor Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	APWEX
Maximum Sales Charge (Load) imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.70%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.64%
Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	0.25%
Acquired Fund Fee and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.04%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.63%
Less Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.33%)	[12]
Total Annual Fund Operating Expenses After Fee Waivers	rr_NetExpensesOverAssets	1.30%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 132
3 Years	rr_ExpenseExampleYear03	482
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	855
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,905
World Energy Fund | Investor Shares | Return After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(16.88%)
Since Inception	rr_AverageAnnualReturnSinceInception	(11.21%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 03, 2014
World Energy Fund | Investor Shares | Return After Taxes on Distributions and Sale of Fund Shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(9.37%)
Since Inception	rr_AverageAnnualReturnSinceInception	(8.24%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 03, 2014
World Energy Fund | Investor Shares | Return Before Taxes
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(16.75%)
Since Inception	rr_AverageAnnualReturnSinceInception	(10.95%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 03, 2014
World Energy Fund | Institutional Shares
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	AIWEX
Maximum Sales Charge (Load) imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.70%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_Component2OtherExpensesOverAssets	0.64%
Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	0.25%
Acquired Fund Fee and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.04%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.38%
Less Fee Waivers	rr_FeeWaiverOrReimbursementOverAssets	(0.35%)	[12]
Total Annual Fund Operating Expenses After Fee Waivers	rr_NetExpensesOverAssets	1.03%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 105
3 Years	rr_ExpenseExampleYear03	402
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	722
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,627
World Energy Fund | Institutional Shares | Return Before Taxes
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(16.60%)
Since Inception	rr_AverageAnnualReturnSinceInception	(10.74%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb. 03, 2014

[1]	The Adviser has contractually agreed to waive 0.10% of its Management Fees. Affiliates of the Adviser have contractually agreed to waive all Shareholder Servicing Fees to which they are entitled paid by Select and Premier Shares, 0.15% paid by Service Shares and 0.17% paid by Institutional Shares. The affiliate waivers result in a reduction of the Shareholder Servicing Fee paid by all purchasers of a Class to the extent shown in the table. The Distributor has contractually agreed to waive 0.45% of the Distribution/Service (12b-1) Fee paid by the Premier Class and 0.15% of such Fee paid by the Service Class. Contractual waivers are in place for the period through April 1, 2017 and may only be terminated or modified with the approval of the Fund's Board of Trustees.
[2]	The Adviser has contractually agreed to waive 0.10% of its Management Fees. Affiliates of the Adviser have contractually agreed to waive all Shareholder Servicing Fees to which they are entitled paid by Select and Premier Shares and 0.17% paid by Institutional Shares. The affiliate waivers result in a reduction of the Shareholder Servicing Fee paid by all purchasers of a Class to the extent shown in the table. The Distributor has contractually agreed to waive 0.45% of the Distribution/Service (12b-1) Fee paid by the Premier Class and 0.13% paid by the Administrative Class. Contractual waivers are in place for the period through April 1, 2017 and may only be terminated or modified with the approval of the Fund's Board of Trustees.
[3]	The Adviser has contractually agreed to waive 0.10% of its Management Fees. Affiliates of the Adviser have contractually agreed to waive all Shareholder Servicing Fees to which they are entitled paid by Select and Premier Shares and 0.17% paid by Reserve Shares. The affiliate waivers result in a reduction of the Shareholder Servicing Fee paid by all purchasers of a Class to the extent shown in the table. The Distributor has contractually agreed to waive 0.45% of the Distribution/Service (12b-1) Fee paid by the Premier Class. Contractual waivers are in place for the period through April 1, 2017 and may only be terminated or modified with the approval of the Fund's Board of Trustees.
[4]	Class A shares are available with no front-end sales charge on investments of $200,000 or more. There is, however, a contingent deferred sales charge (CDSC) of up to 1.00% on any Class A Shares upon which a dealer concession was paid that are sold within one year of purchase.
[5]	The Adviser has contractually agreed to waive 0.40% of its Management Fees. Affiliates of the Adviser have contractually agreed to waive all Shareholder Servicing Fees to which they are entitled. The affiliate waivers result in a reduction of the Shareholder Servicing Fee paid by all purchasers of a Class to the extent shown in the table. Contractual waivers are in place for the period through April 1, 2017 and may only be terminated or modified with the approval of the Fund's Board of Trustees.
[6]	The Adviser has contractually agreed to waive 0.35% of its Management Fees. Affiliates of the Adviser have contractually agreed to waive all Shareholder Servicing Fees to which they are entitled. The affiliate waivers result in a reduction of the Shareholder Servicing Fee paid by all purchasers of a Class to the extent shown in the table. Contractual waivers are in place for the period through April 1, 2017 and may only be terminated or modified with the approval of the Fund's Board of Trustees.
[7]	Class A shares are available with no front-end sales charge on investments of $200,000 or more. There is, however, a contingent deferred sales charge (CDSC) of up to 1.00% on any Class A Shares upon which a dealer concession was paid that are sold within one year of purchase. In addition, while Class C Shares are offered at NAV, without any initial sales charge, a CDSC of up to 1.00% may be charged on any Class C Shares upon which a dealer concession has been paid that are sold within one year of purchase.
[8]	The Adviser has contractually agreed to waive 0.39% of its Management Fees. Affiliates of the Adviser have contractually agreed to waive all Shareholder Servicing Fees to which they are entitled. The affiliate waivers result in a reduction of the Shareholder Servicing Fee paid by all purchasers of a Class to the extent shown in the table. Contractual waivers are in place for the period through April 1, 2017 and may only be terminated or modified with the approval of the Fund's Board of Trustees.
[9]	The Adviser has contractually agreed to waive 0.29% of its Management Fees. Affiliates of the Adviser have contractually agreed to waive all Shareholder Servicing Fees to which they are entitled. The affiliate waivers result in a reduction of the Shareholder Servicing Fee paid by all purchasers of a Class to the extent shown in the table. Contractual waivers are in place for the period through April 1, 2017 and may only be terminated or modified with the approval of the Fund's Board of Trustees.
[10]	Affiliates of the Adviser have contractually agreed to waive all Shareholder Servicing Fees to which they are entitled. The affiliate waivers result in a reduction of the Shareholder Servicing Fee paid by all purchasers of a Class to the extent shown in the table. Contractual waivers are in place for the period through April 1, 2017 and may be terminated or modified with the approval of the Fund's Board of Trustees.
[11]	Class A shares are available with no front-end sales charge on investments of $200,000 or more. There is, however, a contingent deferred sales charge (CDSC) of up to 1.00% on any Class A Shares upon which a dealer concession was paid that are sold within one year of purchase. In addition, while Class C Shares are offered at NAV, without any initial sales charge, a 1.00% CDSC may be charged on any Class C Shares upon which a dealer concession has been paid that are sold within one year of purchase.
[12]	The Adviser has contractually agreed to waive 0.10% of its Management Fees and to waive or assume certain expenses so that expenses (other than extraordinary expenses and Acquired Fund Fees and Expenses) for each Class do not exceed 1.15%, plus class-specific fees, until April 1, 2017 . Affiliates of the Adviser have contractually agreed to waive all Shareholder Servicing Fees to which they are entitled. The affiliate waivers result in a reduction of the Shareholder Servicing Fee paid by all purchasers of a Class to the extent shown in the table. Contractual waivers are in place for the period through April 1, 2017 and may only be terminated or modified with the approval of the Fund's Board of Trustees.